                         MONTHLY SERVICER'S CERTIFICATE

             AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer ("TRS"), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996 (as amended and supplemented, the "Agreement"), as supplemented by the Series Supplements (as amended and supplemented, the "Series Supplements"), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.   TRS is, as of the date hereof, the Servicer under the Agreement.

3.   The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on February 15, 2007 and covers activity from December 26, 2006 through January 25, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution date.

     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of February.

                                        AMERICAN EXPRESS TRAVEL RELATED
                                        SERVICES COMPANY, INC., as Servicer


                                        By: /s/ Stephen J. Bakonyi
                                            ------------------------------------
                                        Name:  Stephen J. Bakonyi
                                        Title: Vice President
                                               ABS Operations

I.   MONTHLY PERIOD TRUST ACTIVITY

A.   TRUST ACTIVITY

                                                         Trust Totals
                                                      -----------------
Record Date                                            January 31, 2007
Number of days in period                                             31
Beginning Number of Accounts                                 23,863,099
Beginning Principal Receivable Balance, including
any additions or removals during the monthly period   33,780,285,393.56
   a. Addition of Principal Receivables                            0.00
   b. Removal of Principal Receivables                             0.00
Special Funding Account Balance                                    0.00
Beginning Total Principal Balance                     33,780,285,393.56
Finance Charge Collections (excluding Recoveries)        632,243,512.58
Recoveries                                                21,440,733.29
Total Collections of Finance Charge Receivables          653,684,245.87
Total Collections of Principal Receivables             9,092,476,857.35
Monthly Payment Rate                                           26.0482%
Defaulted amount                                          99,735,301.43
Annualized Default Rate                                         3.6143%
Trust Portfolio Yield                                          19.3080%
New Principal Receivables                              7,902,603,497.48
Ending Number of Accounts                                    24,149,696
Ending Principal Receivables Balance                  32,490,676,732.26
Ending Required Minimum Principal Balance             21,581,900,000.00
Ending Transferor Amount                              12,320,676,732.26
Ending Special Funding Account Balance                             0.00
                                                      -----------------
Ending Total Principal Balance                        32,490,676,732.26
                                                      -----------------

B.   SERIES ALLOCATIONS

                                                       PRINCIPAL        SERIES
                                        ADJUSTED        FUNDING        REQUIRED         SERIES
                                        INVESTED        ACCOUNT       TRANSFEROR      ALLOCATION
                 INVESTED AMOUNT         AMOUNT         BALANCE         AMOUNT        PERCENTAGE
                ----------------   -----------------   ---------   ----------------   ----------
GROUP 1
2004-3            600,000,000.00      600,000,000.00      0.00        42,000,000.00       2.97%
2006-2            500,000,000.00      500,000,000.00      0.00        35,000,000.00       2.48%
                                   -----------------      ----     ----------------     ------
Group 1 Total                       1,100,000,000.00      0.00        77,000,000.00       5.45%
                                   -----------------      ----     ----------------     ------
GROUP 2
2001-5            500,000,000.00      500,000,000.00      0.00        35,000,000.00       2.48%
2002-1            920,000,000.00      920,000,000.00      0.00        64,400,000.00       4.56%
2002-2            940,000,000.00      940,000,000.00      0.00        65,800,000.00       4.66%
2002-3            920,000,000.00      920,000,000.00      0.00        64,400,000.00       4.56%
2002-5            600,000,000.00      600,000,000.00      0.00        42,000,000.00       2.97%
2002-6            720,000,000.00      720,000,000.00      0.00        50,400,000.00       3.57%
2003-1            920,000,000.00      920,000,000.00      0.00        64,400,000.00       4.56%
2003-2          1,100,000,000.00    1,100,000,000.00      0.00        77,000,000.00       5.45%
2003-3            750,000,000.00      750,000,000.00      0.00        52,500,000.00       3.72%
2004-1            800,000,000.00      800,000,000.00      0.00        56,000,000.00       3.97%
2004-2            400,000,000.00      400,000,000.00      0.00        28,000,000.00       1.98%
2004-4          1,100,000,000.00    1,100,000,000.00      0.00        77,000,000.00       5.45%
2004-5          1,000,000,000.00    1,000,000,000.00      0.00        70,000,000.00       4.96%
2005-1            600,000,000.00      600,000,000.00      0.00        42,000,000.00       2.97%
2005-2            600,000,000.00      600,000,000.00      0.00        42,000,000.00       2.97%
2005-3            700,000,000.00      700,000,000.00      0.00        49,000,000.00       3.47%
2005-4            500,000,000.00      500,000,000.00      0.00        35,000,000.00       2.48%
2005-5          1,100,000,000.00    1,100,000,000.00      0.00        77,000,000.00       5.45%
2005-6            700,000,000.00      700,000,000.00      0.00        49,000,000.00       3.47%
2005-7            700,000,000.00      700,000,000.00      0.00        49,000,000.00       3.47%
2005-8            500,000,000.00      500,000,000.00      0.00        35,000,000.00       2.48%
2006-1          1,000,000,000.00    1,000,000,000.00      0.00        70,000,000.00       4.96%
2006-3            600,000,000.00      600,000,000.00      0.00        42,000,000.00       2.97%
2006-A            700,000,000.00      700,000,000.00      0.00        49,000,000.00       3.47%
2006-B            700,000,000.00      700,000,000.00      0.00        49,000,000.00       3.47%
                                   -----------------      ----     ----------------     ------
Group 2 Total                      19,070,000,000.00      0.00     1,334,900,000.00      94.55%
                                   -----------------      ----     ----------------     ------
Trust Total                        20,170,000,000.00      0.00     1,411,900,000.00     100.00%
                                   -----------------      ----     ----------------     ------

                    SERIES                            SERIES            SERIES
                   ALLOCABLE         SERIES          ALLOCABLE        ALLOCABLE
                FINANCE CHARGE     ALLOCABLE         PRINCIPAL        DEFAULTED
                  COLLECTIONS      RECOVERIES       COLLECTIONS         AMOUNT
                --------------   -------------   ----------------   -------------
GROUP 1
2004-3           19,445,242.81      637,800.69     270,475,265.96    2,966,840.90
2006-2           16,204,369.01      531,500.58     225,396,054.97    2,472,367.41
                --------------   -------------   -----------------  -------------
Group 1 Total    35,649,611.82    1,169,301.27     495,871,320.93    5,439,208.31
                --------------   -------------   -----------------  -------------
GROUP 2
2001-5           16,204,369.01      531,500.58     225,396,054.97    2,472,367.41
2002-1           29,816,038.98      977,961.06     414,728,741.14    4,549,156.04
2002-2           30,464,213.74      999,221.09     423,744,583.34    4,648,050.74
2002-3           29,816,038.98      977,961.06     414,728,741.14    4,549,156.04
2002-5           19,445,242.81      637,800.69     270,475,265.96    2,966,840.90
2002-6           23,334,291.37      765,360.83     324,570,319.15    3,560,209.07
2003-1           29,816,038.98      977,961.06     414,728,741.14    4,549,156.04
2003-2           35,649,611.82    1,169,301.27     495,871,320.93    5,439,208.31
2003-3           24,306,553.52      797,250.87     338,094,082.45    3,708,551.12
2004-1           25,926,990.42      850,400.92     360,633,687.95    3,955,787.86
2004-2           12,963,495.21      425,200.46     180,316,843.97    1,977,893.93
2004-4           35,649,611.82    1,169,301.27     495,871,320.93    5,439,208.31
2004-5           32,408,738.02    1,063,001.15     450,792,109.93    4,944,734.83
2005-1           19,445,242.81      637,800.69     270,475,265.96    2,966,840.90
2005-2           19,445,242.81      637,800.69     270,475,265.96    2,966,840.90
2005-3           22,686,116.61      744,100.81     315,554,476.95    3,461,314.38
2005-4           16,204,369.01      531,500.58     225,396,054.97    2,472,367.41
2005-5           35,649,611.82    1,169,301.27     495,871,320.93    5,439,208.31
2005-6           22,686,116.61      744,100.81     315,554,476.95    3,461,314.38
2005-7           22,686,116.61      744,100.81     315,554,476.95    3,461,314.38
2005-8           16,204,369.01      531,500.58     225,396,054.97    2,472,367.41
2006-1           32,408,738.02    1,063,001.15     450,792,109.93    4,944,734.83
2006-3           19,445,242.81      637,800.69     270,475,265.96    2,966,840.90
2006-A           22,686,116.61      744,100.81     315,554,476.95    3,461,314.38
2006-B           22,686,116.61      744,100.81     315,554,476.95    3,461,314.38
                --------------   -------------   -----------------  -------------
Group 2 Total   618,034,634.02   20,271,432.01   8,596,605,536.43   94,296,093.16
                --------------   -------------   -----------------  -------------
Trust Total     653,684,245.84   21,440,733.28   9,092,476,857.36   99,735,301.47
                --------------   -------------   -----------------  -------------

C.   GROUP ALLOCATIONS


                                       INVESTOR
                                        FINANCE         INVESTOR        INVESTOR        INVESTOR
                                        CHARGE          MONTHLY         DEFAULT         MONTHLY
                 INVESTED AMOUNT      COLLECTIONS       INTEREST         AMOUNT           FEES
                -----------------   --------------   -------------   -------------   -------------
GROUP 1
2004-3             600,000,000.00    11,610,634.51    2,237,600.00    1,771,482.40    1,000,000.00
2006-2             500,000,000.00     9,675,528.76    2,242,500.00    1,476,235.33      833,333.33
                -----------------   --------------   -------------   -------------   -------------
Group 1 Total    1,100,000,000.00    21,286,163.27    4,480,100.00    3,247,717.73    1,833,333.33
                -----------------   --------------   -------------   -------------   -------------
GROUP 2
2001-5             500,000,000.00     9,675,528.76    2,313,333.33    1,476,235.33      833,333.34
2002-1             920,000,000.00    17,819,170.08    4,209,191.67    2,716,273.01    1,533,333.34
2002-2             940,000,000.00    18,206,543.35    4,300,069.17    2,775,322.42    1,566,666.66
2002-3             920,000,000.00    17,802,972.92    4,207,965.00    2,716,273.01    1,533,333.34
2002-5             600,000,000.00    11,610,634.51    2,771,875.00    1,771,482.40    1,000,000.00
2002-6             720,000,000.00    13,932,761.42    3,311,400.00    2,125,778.87    1,200,000.00
2003-1             920,000,000.00    17,802,972.92    4,209,191.67    2,716,273.01    1,533,333.34
2003-2           1,100,000,000.00    21,286,163.28    5,030,529.17    3,247,717.72    1,833,333.34
2003-3             750,000,000.00    14,513,293.15    3,428,906.25    2,214,352.99    1,250,000.00
2004-1             800,000,000.00    15,480,846.02    3,636,700.00    2,361,976.53    1,333,333.33
2004-2             400,000,000.00     7,740,423.01    1,850,000.00    1,180,988.26      666,666.67
2004-4           1,100,000,000.00    21,286,163.28    5,003,579.17    3,247,717.72    1,833,333.33
2004-5           1,000,000,000.00    19,351,057.53    4,546,083.33    2,952,470.66    1,666,666.67
2005-1             600,000,000.00    11,610,634.51    2,691,875.00    1,771,482.40    1,000,000.00
2005-2             600,000,000.00    11,610,634.51    2,734,300.00    1,771,482.40    1,000,000.00
2005-3             700,000,000.00    13,545,740.27    3,122,583.33    2,066,729.46    1,166,666.67
2005-4             500,000,000.00     9,675,528.76    2,264,583.33    1,476,235.33      833,333.33
2005-5           1,100,000,000.00    21,286,163.28    4,946,058.33    3,247,717.72    1,833,333.33
2005-6             700,000,000.00    13,545,740.27    3,122,583.33    2,066,729.46    1,166,666.67
2005-7             700,000,000.00    13,545,740.27    3,170,766.67    2,066,729.46    1,166,666.67
2005-8             500,000,000.00     9,675,528.76    2,244,791.67    1,476,235.33      833,333.33
2006-1           1,000,000,000.00    19,351,057.53    4,483,958.33    2,952,470.66    1,666,666.67
2006-3             600,000,000.00    11,610,634.51    2,685,450.00    1,771,482.40    1,000,000.00
2006-A             700,000,000.00    13,545,740.27    3,115,350.00    2,066,729.46    1,166,666.67
2006-B             700,000,000.00    13,545,740.27    3,144,604.17    2,066,729.46    1,166,666.67
                -----------------   --------------   -------------   -------------   -------------
Group 2 Total   19,070,000,000.00   369,057,413.44   86,545,727.92   56,303,615.47   31,783,333.37
                -----------------   --------------   -------------   -------------   -------------
                                                  REALLOCATED
                                                   INVESTOR      INVESTMENT
                  INVESTOR                          FINANCE        FUNDING
                 ADDITIONAL                         CHARGE         ACCOUNT       AVAILABLE
                   AMOUNTS          TOTAL         COLLECTIONS     PROCEEDS        EXCESS
                ------------   --------------   --------------   ----------   --------------
GROUP 1
2004-3              0.00         5,009,082.40    11,404,543.61      0.00        6,395,461.21
2006-2              0.00         4,552,068.66     9,881,619.66      0.00        5,329,551.00
                    ----       --------------   --------------      ----      --------------
Group 1 Total       0.00         9,561,151.06    21,286,163.27      0.00       11,725,012.21
                    ----       --------------   --------------      ----      --------------
GROUP 2
2001-5              0.00         4,622,902.00     9,719,703.00      0.00        5,096,801.00
2002-1              0.00         8,458,798.02    17,836,911.86      0.00        9,394,311.00
2002-2              0.00         8,642,058.25    18,224,044.13      0.00        9,598,535.16
2002-3              0.00         8,457,571.35    17,835,685.19      0.00        9,378,113.84
2002-5              0.00         5,543,357.40    11,659,518.60      0.00        6,116,161.20
2002-6              0.00         6,637,178.87    13,976,572.31      0.00        7,339,393.44
2003-1              0.00         8,458,798.02    17,836,911.86      0.00        9,378,113.84
2003-2              0.00        10,111,580.23    21,324,542.44      0.00       11,212,962.21
2003-3              0.00         6,893,259.24    14,538,460.74      0.00        7,645,201.50
2004-1              0.00         7,332,009.86    15,486,891.46      0.00        8,154,881.60
2004-2              0.00         3,697,654.93     7,775,095.73      0.00        4,077,440.80
2004-4              0.00        10,084,630.22    21,297,592.43      0.00       11,212,962.21
2004-5              0.00         9,165,220.66    19,358,822.67      0.00       10,193,602.01
2005-1              0.00         5,463,357.40    11,579,518.60      0.00        6,116,161.20
2005-2              0.00         5,505,782.40    11,621,943.60      0.00        6,116,161.20
2005-3              0.00         6,355,979.46    13,491,500.86      0.00        7,135,521.40
2005-4              0.00         4,574,151.99     9,670,952.99      0.00        5,096,801.00
2005-5              0.00        10,027,109.38    21,240,071.59      0.00       11,212,962.21
2005-6              0.00         6,355,979.46    13,491,500.86      0.00        7,135,521.40
2005-7              0.00         6,404,162.80    13,539,684.20      0.00        7,135,521.40
2005-8              0.00         4,554,360.33     9,651,161.33      0.00        5,096,801.00
2006-1              0.00         9,103,095.66    19,296,697.67      0.00       10,193,602.01
2006-3              0.00         5,456,932.40    11,573,093.60      0.00        6,116,161.20
2006-A              0.00         6,348,746.13    13,484,267.53      0.00        7,135,521.40
2006-B              0.00         6,378,000.30    13,513,521.70      0.00        7,135,521.40
                    ----       --------------   --------------      ----      --------------
Group 2 Total       0.00       174,632,676.76   369,024,666.95      0.00      194,424,736.63
                    ----       --------------   --------------      ----      --------------

                Group Investor                         Reallocable
                 Finance Charge                     Investor Finance
                  Collections     Group Expenses   Charge Collections
                ---------------   --------------   ------------------
Group 1           21,286,163.27     9,561,151.06      11,725,012.21
Group 2          369,024,667.00   174,632,676.76     194,391,990.24

D.   TRUST PERFORMANCE

Delinquencies:

31-60 Days Delinquent:       315,619,892
61-90 Days Delinquent:       180,285,546
90+ Days Delinquent:         346,981,695
                             -----------
Total 30+ Days Delinquent:   842,887,133
                             -----------

SERIES 2001-5 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                  837,389,325.57     500,000,000.00       337,389,325.57
Beginning Adjusted Invested Amount                                N/A     500,000,000.00                  N/A
Floating Allocation Percentage                                    N/A           59.7094%             40.2906%
Principal Allocation Percentage                                   N/A           59.7094%             40.2906%
Collections of Finance Chg. Receivables                 16,204,369.01       9,675,528.76         6,528,840.25
Collections of Principal Receivables                   225,396,054.97     134,582,593.84        90,813,461.13
Defaulted Amount                                         2,472,367.41       1,476,235.33           996,132.08

Ending Invested / Transferor Amounts                   805,420,841.16     500,000,000.00       305,420,841.16

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00             0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00             0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00             0.00
Reserve Account Deposit                                          0.00               0.00                 0.00             0.00
Reserve Draw Amount                                              0.00               0.00                 0.00             0.00
Reserve Account Surplus                                          0.00               0.00                 0.00             0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00             0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.5000%            5.7700%              5.8200%
                                                         1,890,625.00         192,333.33           230,375.00     2,313,333.33
Monthly Interest Due

Outstanding Monthly Interest Due                                 0.00               0.00                 0.00             0.00
Additional Interest Due                                          0.00               0.00                 0.00             0.00
Total Interest Due                                       1,890,625.00         192,333.33           230,375.00     2,313,333.33
Investor Default Amount                                  1,217,894.15         118,098.83           140,242.36     1,476,235.33
Investor Monthly Fees Due                                  687,500.00          66,666.67            79,166.67       833,333.34
Investor Additional Amounts Due                                  0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Due                                                3,796,019.15         377,098.83           449,784.03     4,622,902.01
                                                       --------------      -------------        -------------   --------------
Reallocated Investor Finance Charge Collections                                                                   9,719,703.00
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                       19.4120%
Base Rate                                                                                                              7.6569%
Excess Spread Percentage                                                                                              12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         412,500,000.00      40,000,000.00        47,500,000.00   500,000,000.00
Interest Distributions                                   1,890,625.00         192,333.33           230,375.00     2,313,333.33
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00             0.00
Principal Distributions                                          0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      1,890,625.00         192,333.33           230,375.00     2,313,333.33
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            412,500,000.00      40,000,000.00        47,500,000.00   500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.58
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.58
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.81
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.81
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $    230,375.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    230,375.00
    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00

    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  8,018,754.98
        a. Class A Monthly Interest:                                               $  1,890,625.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,217,894.15
        e. Excess Spread:                                                          $  4,910,235.83

    2.  Class B Available Funds:                                                   $    777,576.24
        a. Class B Monthly Interest:                                               $    192,333.33
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    585,242.91

    3.  Collateral Available Funds:                                                $    923,371.79
        a. Excess Spread:                                                          $    923,371.79

    4.  Total Excess Spread:                                                       $  6,418,850.53

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2001-5 Allocable Principal Collections:                             $225,396,054.97
    3.  Principal Allocation Percentage of Series 2001-5 Allocable Principal

        Collections:                                                               $134,582,593.84
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $134,582,593.84
    6.  Shared Principal Collections from other Series allocated to Series
        2001-5:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,476,235.34
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $136,058,829.18

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 47,500,000.00
    2.  Required Collateral Invested Amount:                                       $ 47,500,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                              $0.00
    4.  Treated as Shared Principal Collections:                                   $136,058,829.18

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2001-5.

    1.  Excess Spread:                                                             $  6,418,850.53
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated

        as Available Principal Collections:                                        $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    118,098.83
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    230,375.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $    833,333.34
    10. Collateral Default Amount treated as Available Principal Collections:      $    140,242.36
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Applied to other amounts owed to Collateral Interest Holder:               $          0.00
    14. Balance:                                                                   $  5,096,801.00

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.6569%
        b. Prior Monthly Period:                                                            7.5606%
        c. Second Prior Monthly Period:                                                     7.6569%

    2.  Three Month Average Base Rate:                                                      7.6248%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.4120%
        b. Prior Monthly Period:                                                           19.5989%
        c. Second Prior Monthly Period:                                                    18.7384%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.2498%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2002-1 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                 1,540,796,359.05    920,000,000.00        620,796,359.05
Beginning Adjusted Invested Amount                                 N/A    920,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  29,816,038.98     17,819,170.08         12,013,066.06
Collections of Principal Receivables                    414,728,741.14    247,631,972.65        167,096,768.49
Defaulted Amount                                          4,549,156.04      2,716,273.01          1,832,883.03

Ending Invested / Transferor Amounts                  1,481,974,347.73    920,000,000.00        561,974,347.73

                                                          CLASS A           CLASS B        COLLATERAL INTEREST      TOTAL
                                                      ----------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                           3,795,000.00              0.00                  0.00    3,795,000.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                   3,795,000.00              0.00                  0.00    3,795,000.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.4300%           5.7200%               5.8200%
                                                          3,434,475.00        350,826.67            423,890.00    4,209,191.67
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        3,434,475.00        350,826.67            423,890.00    4,209,191.67
Investor Default Amount                                   2,240,925.23        217,301.84            258,045.94    2,716,273.01
Investor Monthly Fees Due                                 1,265,000.00        122,666.67            145,666.67    1,533,333.34
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Due                                                 6,940,400.23        690,795.18            827,602.61    8,458,798.02
                                                      ----------------    --------------        --------------  --------------

Reallocated Investor Finance Charge Collections                                                                  17,836,911.86
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                          16,197.16
Series Adjusted Portfolio Yield                                                                                        19.3722%
Base Rate                                                                                                               7.5943%
Excess Spread Percentage                                                                                               12.2534%

                                                          CLASS A           CLASS B        COLLATERAL INTEREST      TOTAL
                                                      ----------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          759,000,000.00     73,600,000.00         87,400,000.00  920,000,000.00
Interest Distributions                                    3,434,475.00        350,826.67            423,890.00    4,209,191.67
Principal Deposits - Prin. Funding Account              759,000,000.00     73,600,000.00                  0.00  832,600,000.00
Principal Distributions                                 759,000,000.00     73,600,000.00         87,400,000.00  920,000,000.00
                                                      ----------------    --------------        --------------  --------------
Total Distributions                                     762,434,475.00     73,950,826.67         87,823,890.00  924,209,191.67
                                                      ----------------    --------------        --------------  --------------
Ending Certificates Balance                                       0.00              0.00                  0.00            0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $      1,004.53
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.53
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $      1,000.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $      1,004.77
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.77
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $      1,000.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $ 87,823,890.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    423,890.00
    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00

    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $ 87,400,000.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 14,728,814.94
        a. Class A Monthly Interest:                                               $  3,434,475.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  2,240,925.23
        e. Excess Spread:                                                          $  9,053,414.71

    2.  Class B Available Funds:                                                   $  1,428,248.72
        a. Class B Monthly Interest:                                               $    350,826.67
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $  1,077,422.05

    3.  Collateral Available Funds:                                                $  1,696,045.36
        a. Excess Spread:                                                          $  1,696,045.36

    4.  Total Excess Spread:                                                       $ 11,826,882.12

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2002-1 Allocable Principal Collections:                             $414,728,741.14
    3.  Principal Allocation Percentage of

        Series 2002-1 Allocable Principal Collections:                             $247,631,972.65
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $247,631,972.65
    6.  Shared Principal Collections from other Series allocated to Series
        2002-1:                                                                    $669,651,754.34
    7.  Other amounts Treated as Available Principal Collections:                  $  2,716,273.01
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $920,000,000.00

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                            N/A
    2.  Required Collateral Invested Amount:                                                   N/A
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                                N/A
    4.  Treated as Shared Principal Collections:                                               N/A

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $832,600,000.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $ 87,400,000.00
    3.  Principal Distribution:                                                    $920,000,000.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-1.

    1.  Excess Spread:                                                             $ 11,826,882.12
    2.  Excess Finance Charge Collections:                                         $          0.00

    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    217,301.84
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    423,890.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,533,333.34
    10. Collateral Default Amount treated as Available Principal Collections:      $    258,045.94
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Applied to other amounts owed to Collateral Interest Holder:               $          0.00
    14. Balance:                                                                   $  9,394,311.00

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5943%
        b. Prior Monthly Period:                                                            7.4980%
        c. Second Prior Monthly Period:                                                     7.5943%

    2.  Three Month Average Base Rate:                                                      7.5622%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3722%
        b. Prior Monthly Period:                                                           19.5552%
        c. Second Prior Monthly Period:                                                    18.6987%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.2087%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2002-2 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,574,291,932.07     940,000,000.00        634,291,932.07
Beginning Adjusted Invested Amount                                N/A     940,000,000.00                   N/A
Floating Allocation Percentage                                    N/A            59.7094%              40.2906%
Principal Allocation Percentage                                   N/A            59.7094%              40.2906%
Collections of Finance Chg. Receivables                 30,464,213.74      18,206,543.35         12,274,219.67
Collections of Principal Receivables                   423,744,583.34     253,015,276.41        170,729,306.93
Defaulted Amount                                         4,648,050.74       2,775,322.42          1,872,728.32

Ending Invested / Transferor Amounts                 1,514,191,181.37     940,000,000.00        574,191,181.37

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                           0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                          3,877,500.00               0.00                  0.00    3,877,500.00
Reserve Account Deposit                                          0.00               0.00                  0.00            0.00
Reserve Draw Amount                                              0.00               0.00                  0.00            0.00
Reserve Account Surplus                                          0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                          3,877,500.00               0.00                  0.00    3,877,500.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.4300%            5.7100%               5.8200%
                                                         3,509,137.50         357,826.67            433,105.00    4,300,069.17
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                  0.00            0.00
Additional Interest Due                                          0.00               0.00                  0.00            0.00
Total Interest Due                                       3,509,137.50         357,826.67            433,105.00    4,300,069.17
Investor Default Amount                                  2,289,641.00         222,025.79            263,655.63    2,775,322.42
Investor Monthly Fees Due                                1,292,500.00         125,333.33            148,833.33    1,566,666.66
Investor Additional Amounts Due                                  0.00               0.00                  0.00            0.00
                                                       --------------      -------------        -------------   --------------
Total Due                                                7,091,278.50         705,185.79            845,593.96    8,642,058.25
                                                       --------------      -------------        -------------   --------------
Reallocated Investor Finance Charge Collections                                                                  18,224,044.13
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                          16,549.28
Series Adjusted Portfolio Yield                                                                                        19.3714%
Base Rate                                                                                                               7.5935%
Excess Spread Percentage                                                                                               12.2534%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         775,500,000.00      75,200,000.00         89,300,000.00  940,000,000.00
Interest Distributions                                   3,509,137.50         357,826.67            433,105.00    4,300,069.17
Principal Deposits - Prin. Funding Account                       0.00               0.00                  0.00            0.00
Principal Distributions                                          0.00               0.00                  0.00            0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      3,509,137.50         357,826.67            433,105.00    4,300,069.17
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            775,500,000.00      75,200,000.00         89,300,000.00  940,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.53
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.53
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.76
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.76
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $    433,105.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    433,105.00
    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00

    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 15,048,489.56
        a. Class A Monthly Interest:                                               $  3,509,137.50
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  2,289,641.00
        e. Excess Spread:                                                          $  9,249,711.06

    2.  Class B Available Funds:                                                   $  1,459,247.47
        a. Class B Monthly Interest:                                               $    357,826.67
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $  1,101,420.80

    3.  Collateral Available Funds:                                                $  1,732,856.37
        a. Excess Spread:                                                          $  1,732,856.37

    4.  Total Excess Spread:                                                       $ 12,083,988.23

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2002-2 Allocable Principal Collections:                             $423,744,583.34
    3.  Principal Allocation Percentage of

        Series 2002-2 Allocable Principal Collections:                             $253,015,276.41
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $253,015,276.41
    6.  Shared Principal Collections from other Series allocated to Series
        2002-2:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,775,322.42
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $255,790,598.83

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 89,300,000.00
    2.  Required Collateral Invested Amount:                                       $ 89,300,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $255,790,598.83

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-2.

    1.  Excess Spread:                                                             $ 12,083,988.23
    2.  Excess Finance Charge Collections:                                         $          0.00

    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    222,025.79
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    433,105.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,566,666.66
    10. Collateral Default Amount treated as Available Principal Collections:      $    263,655.63
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Applied to other amounts owed to Collateral Interest Holder:               $          0.00
    14. Balance:                                                                   $  9,598,535.15

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5935%
        b. Prior Monthly Period:                                                            7.4972%
        c. Second Prior Monthly Period:                                                     7.5935%

    2.  Three Month Average Base Rate:                                                      7.5614%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3714%
        b. Prior Monthly Period:                                                           19.5312%
        c. Second Prior Monthly Period:                                                    18.6770%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1932%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2002-3 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                 1,540,796,359.05    920,000,000.00        620,796,359.05
Beginning Adjusted Invested Amount                                 N/A    920,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  29,816,038.98     17,802,972.92         12,013,066.06
Collections of Principal Receivables                    414,728,741.14    247,631,972.65        167,096,768.49
Defaulted Amount                                          4,549,156.04      2,716,273.01          1,832,883.03

Ending Invested / Transferor Amounts                  1,481,974,347.73    920,000,000.00        561,974,347.73

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                   3,795,000.00              0.00                  0.00    3,795,000.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                           3,795,000.00              0.00                  0.00    3,795,000.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.4300%           5.7000%               5.8200%
                                                          3,434,475.00        349,600.00            423,890.00    4,207,965.00
Monthly Interest Due

Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        3,434,475.00        349,600.00            423,890.00    4,207,965.00
Investor Default Amount                                   2,240,925.23        217,301.84            258,045.94    2,716,273.01
Investor Monthly Fees Due                                 1,265,000.00        122,666.67            145,666.67    1,533,333.34
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Due                                                 6,940,400.23        689,568.51            827,602.61    8,457,571.35
                                                      ----------------    --------------        --------------  --------------

Reallocated Investor Finance Charge Collections                                                                  17,835,685.19
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.3499%
Base Rate                                                                                                               7.5927%
Excess Spread Percentage                                                                                               12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          759,000,000.00     73,600,000.00         87,400,000.00  920,000,000.00
Interest Distributions                                    3,434,475.00        349,600.00            423,890.00    4,207,965.00
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Distributions                                       3,434,475.00        349,600.00            423,890.00    4,207,965.00
                                                      ----------------    --------------        --------------  --------------
Ending Certificates Balance                             759,000,000.00     73,600,000.00         87,400,000.00  920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.53
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.53
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in
        respect of Class A Principal:                                              $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution                            $          0.00
        Date:

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.75
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.75
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in
        respect of Class B Additional Interest:                                    $          0.00
    5.  Amount of the distribution in
        respect of Class B Principal:                                              $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition                                        $          0.00
        of Class B Invested Amount:
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original                                     $          0.00
        certificate principal amount:
    3.  The total amount reimbursed in respect
        of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3
        above, per $1,000 original certificate
        principal amount:                                                          $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution                            $          0.00
        Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $    423,890.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    423,890.00
    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00

    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 14,714,440.28
        a. Class A Monthly Interest:                                               $  3,434,475.00
        b. Class A Outstanding Monthly Interest:                                             $0.00
        c. Class A Additional Interest:                                                      $0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  2,240,925.23
        e. Excess Spread:                                                          $  9,039,040.05

    2.  Class B Available Funds:                                                   $  1,426,854.82
        a. Class B Monthly Interest:                                               $    349,600.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $  1,077,254.82

    3.  Collateral Available Funds:                                                $  1,694,390.09
        a. Excess Spread:                                                          $  1,694,390.09

    4.  Total Excess Spread:                                                       $ 11,810,684.96

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2002-3 Allocable Principal Collections:                             $414,728,741.14
    3.  Principal Allocation Percentage of

        Series 2002-3 Allocable Principal Collections:                             $247,631,972.65
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $247,631,972.65
    6.  Shared Principal Collections from other Series allocated to Series
        2002-3:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,716,273.01
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $250,348,245.66

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 87,400,000.00
    2.  Required Collateral Invested Amount:                                       $ 87,400,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $250,348,245.66

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-3.

    1.  Excess Spread:                                                             $ 11,810,684.96
    2.  Excess Finance Charge Collections:                                         $          0.00

    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated
        as Available Principal Collections:                                        $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    217,301.84
    7.  Reduction of Class B Invested Amount
        treated as Available Principal Collections:                                $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    423,890.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,533,333.34
    10. Collateral Default Amount treated as
        Available Principal Collections:                                           $    258,045.94
    11. Reduction of Collateral Invested Amount
        treated as Available Principal Collections:                                $          0.00
    12. Deposited to Reserve Account:                                              $  3,795,000.00
    13. Applied to other amounts owed to
        Collateral Interest Holder:                                                $          0.00
    14. Balance:                                                                   $  5,583,113.84

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5927%
        b. Prior Monthly Period:                                                            7.4963%
        c. Second Prior Monthly Period:                                                     7.5927%

    2.  Three Month Average Base Rate:                                                      7.5606%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3499%
        b. Prior Monthly Period:                                                           19.5304%
        c. Second Prior Monthly Period:                                                    18.6762%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1855%

    5.  Is the 3 month average series adjusted portfolio yield more than the
        3 month average base rate:                                                             Yes

SERIES 2002-5 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,004,867,190.69     600,000,000.00       404,867,190.69
Beginning Adjusted Invested Amount                                N/A     600,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 19,445,242.81      11,610,634.51         7,834,608.30
Collections of Principal Receivables                   270,475,265.96     161,499,112.60       108,976,153.36
Defaulted Amount                                         2,966,840.90       1,771,482.40         1,195,358.50

Ending Invested / Transferor Amounts                   966,505,009.39     600,000,000.00       366,505,009.39

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00             0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00             0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00             0.00
Reserve Account Deposit                                          0.00               0.00                 0.00             0.00
Reserve Draw Amount                                              0.00               0.00                 0.00             0.00
Reserve Account Surplus                                          0.00               0.00                 0.00             0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00             0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.4900%            5.7700%              5.8200%
                                                         2,264,625.00         230,800.00           276,450.00     2,771,875.00
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00             0.00
Additional Interest Due                                          0.00               0.00                 0.00             0.00
Total Interest Due                                       2,264,625.00         230,800.00           276,450.00     2,771,875.00
Investor Default Amount                                  1,461,472.98         141,718.59           168,290.83     1,771,482.40
Investor Monthly Fees Due                                  825,000.00          80,000.00            95,000.00     1,000,000.00
Investor Additional Amounts Due                                  0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Due                                                4,551,097.98         452,518.59           539,740.83     5,543,357.40
                                                       --------------      -------------        -------------   --------------

Reallocated Investor Finance Charge Collections                                                                  11,659,518.60
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.4039%
Base Rate                                                                                                               7.6485%
Excess Spread Percentage                                                                                               12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         495,000,000.00      48,000,000.00        57,000,000.00   600,000,000.00
Interest Distributions                                   2,264,625.00         230,800.00           276,450.00     2,771,875.00
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00             0.00
Principal Distributions                                          0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      2,264,625.00         230,800.00           276,450.00     2,771,875.00
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            495,000,000.00      48,000,000.00        57,000,000.00   600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.58
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.58
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.81
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.81
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $    276,450.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    276,450.00
    3.  Amount distributed in respect of Collateral Additional Interest:           $    0.00

    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  9,619,102.84
        a. Class A Monthly Interest:                                               $  2,264,625.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  1,461,472.98
        e. Excess Spread:                                                          $  5,893,004.86

    2.  Class B Available Funds:                                                   $    932,761.49
        a. Class B Monthly Interest:                                               $    230,800.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    701,961.49

    3.  Collateral Available Funds:                                                $  1,107,654.27
        a. Excess Spread:                                                          $  1,107,654.27

    4.  Total Excess Spread:                                                       $  7,702,620.62

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2002-5 Allocable Principal Collections:                             $270,475,265.96
    3.  Principal Allocation Percentage of

        Series 2002-5 Allocable Principal Collections:                             $161,499,112.60
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $161,499,112.60
    6.  Shared Principal Collections from other Series allocated to Series
        2002-5:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,771,482.40
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $163,270,595.00

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 57,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 57,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $163,270,595.00

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-5.

    1.  Excess Spread:                                                             $  7,702,620.62
    2.  Excess Finance Charge Collections:                                         $          0.00

    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    141,718.59
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    276,450.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,000,000.00
    10. Collateral Default Amount treated as Available Principal Collections:      $    168,290.83
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Applied to other amounts owed to Collateral Interest Holder:               $          0.00
    14. Balance:                                                                   $  6,116,161.20

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.6485%
        b. Prior Monthly Period:                                                            7.5522%
        c. Second Prior Monthly Period:                                                     7.6485%

    2.  Three Month Average Base Rate:                                                      7.6164%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.4039%
        b. Prior Monthly Period:                                                           19.5900%
        c. Second Prior Monthly Period:                                                    18.7303%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.2414%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2002-6 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,205,840,628.82     720,000,000.00       485,840,628.82
Beginning Adjusted Invested Amount                                N/A     720,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 23,334,291.37      13,932,761.42         9,401,529.95
Collections of Principal Receivables                   324,570,319.15     193,798,935.12       130,771,384.03
Defaulted Amount                                         3,560,209.07       2,125,778.87         1,434,430.20

Ending Invested / Transferor Amounts                 1,159,806,011.27     720,000,000.00       439,806,011.27

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00             0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00             0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00             0.00
Reserve Account Deposit                                          0.00               0.00                 0.00             0.00
Reserve Draw Amount                                              0.00               0.00                 0.00             0.00
Reserve Account Surplus                                          0.00               0.00                 0.00             0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00             0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.4600%            5.7700%              5.8200%
                                                         2,702,700.00         276,960.00           331,740.00     3,311,400.00
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00             0.00
Additional Interest Due                                          0.00               0.00                 0.00             0.00
Total Interest Due                                       2,702,700.00         276,960.00           331,740.00     3,311,400.00
Investor Default Amount                                  1,753,767.57         170,062.31           201,948.99     2,125,778.87
Investor Monthly Fees Due                                  990,000.00          96,000.00           114,000.00     1,200,000.00
Investor Additional Amounts Due                                  0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Due                                                5,446,467.57         543,022.31           647,688.99     6,637,178.87
                                                       --------------      -------------        -------------   --------------
Reallocated Investor Finance Charge Collections                                                                  13,976,572.31
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.3797%
Base Rate                                                                                                               7.6234%
Excess Spread Percentage                                                                                               12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         594,000,000.00      57,600,000.00        68,400,000.00   720,000,000.00
Interest Distributions                                   2,702,700.00         276,960.00           331,740.00     3,311,400.00
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00             0.00
Principal Distributions                                          0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      2,702,700.00         276,960.00           331,740.00     3,311,400.00
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            594,000,000.00      57,600,000.00        68,400,000.00   720,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.55
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.55
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.81
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.81
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $    331,740.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    331,740.00
    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00

    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 11,530,672.16
        a. Class A Monthly Interest:                                               $  2,702,700.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,753,767.57
        e. Excess Spread:                                                          $  7,074,204.59

    2.  Class B Available Funds:                                                   $  1,118,125.78
        a. Class B Monthly Interest:                                               $    276,960.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    841,165.78

    3.  Collateral Available Funds:                                                $  1,327,774.37
        a. Excess Spread:                                                          $  1,327,774.37

    4.  Total Excess Spread:                                                       $  9,243,144.74

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2002-6 Allocable Principal Collections:                             $324,570,319.15
    3.  Principal Allocation Percentage of

        Series 2002-6 Allocable Principal Collections:                             $193,798,935.12
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $193,798,935.12
    6.  Shared Principal Collections from other Series allocated to Series
        2002-6:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,125,778.87
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $195,924,713.99

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 68,400,000.00
    2.  Required Collateral Invested Amount:                                       $ 68,400,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $195,924,713.99

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-6.

    1.  Excess Spread:                                                             $  9,243,144.74
    2.  Excess Finance Charge Collections:                                         $          0.00

    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    170,062.31
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    331,740.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,200,000.00
    10. Collateral Default Amount treated as Available Principal Collections:      $    201,948.99
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Applied to other amounts owed to Collateral Interest Holder:               $          0.00
    14. Balance:                                                                   $  7,339,393.44

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.6234%
        b. Prior Monthly Period:                                                            7.5271%
        c. Second Prior Monthly Period:                                                     7.6234%

    2.  Three Month Average Base Rate:                                                      7.5913%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3797%
        b. Prior Monthly Period:                                                           19.5632%
        c. Second Prior Monthly Period:                                                    18.7060%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.2163%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2003-1 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,540,796,359.05     920,000,000.00       620,796,359.05
Beginning Adjusted Invested Amount                                N/A     920,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 29,816,038.98      17,802,972.92        12,013,066.06
Collections of Principal Receivables                   414,728,741.14     247,631,972.65       167,096,768.49
Defaulted Amount                                         4,549,156.04       2,716,273.01         1,832,883.03

Ending Invested / Transferor Amounts                 1,481,974,347.73     920,000,000.00       561,974,347.73

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00             0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00             0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00             0.00
Reserve Account Deposit                                          0.00               0.00                 0.00             0.00
Reserve Draw Amount                                              0.00               0.00                 0.00             0.00
Reserve Account Surplus                                          0.00               0.00                 0.00             0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00             0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.4300%            5.7200%              5.8200%
                                                         3,434,475.00         350,826.67           423,890.00     4,209,191.67
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00             0.00
Additional Interest Due                                          0.00               0.00                 0.00             0.00
Total Interest Due                                       3,434,475.00         350,826.67           423,890.00     4,209,191.67
Investor Default Amount                                  2,240,925.23         217,301.84           258,045.94     2,716,273.01
Investor Monthly Fees Due                                1,265,000.00         122,666.67           145,666.67     1,533,333.34
Investor Additional Amounts Due                                  0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Due                                                6,940,400.23         690,795.18           827,602.61     8,458,798.02
                                                       --------------      -------------        -------------   --------------
Reallocated Investor Finance Charge Collections                                                                  17,836,911.86
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.3514%
Base Rate                                                                                                               7.5943%
Excess Spread Percentage                                                                                               12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         759,000,000.00      73,600,000.00        87,400,000.00   920,000,000.00
Interest Distributions                                   3,434,475.00         350,826.67           423,890.00     4,209,191.67
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00             0.00
Principal Distributions                                          0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      3,434,475.00         350,826.67           423,890.00     4,209,191.67
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            759,000,000.00      73,600,000.00        87,400,000.00   920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.53
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.53
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.77
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.77
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $    423,890.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    423,890.00
    3.  Amount distributed in respect of Collateral

        Additional Interest:                                                       $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 14,715,452.28
        a. Class A Monthly Interest:                                               $  3,434,475.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  2,240,925.23
        e. Excess Spread:                                                          $  9,040,052.05

    2.  Class B Available Funds:                                                   $  1,426,952.95
        a. Class B Monthly Interest:                                               $    350,826.67
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $  1,076,126.28

    3.  Collateral Available Funds:                                                $  1,694,506.63
        a. Excess Spread:                                                          $  1,694,506.63

    4.  Total Excess Spread:                                                       $ 11,810,684.96

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2003-1 Allocable Principal Collections:                             $414,728,741.14

    3.  Principal Allocation Percentage of Series 2003-1 Allocable Principal
        Collections:                                                               $247,631,972.65
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $247,631,972.65
    6.  Shared Principal Collections from other Series allocated to Series
        2003-1:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,716,273.01
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $250,348,245.66

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 87,400,000.00
    2.  Required Collateral Invested Amount:                                       $ 87,400,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $250,348,245.66

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2003-1.

    1.  Excess Spread:                                                             $ 11,810,684.96

    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    217,301.84
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    423,890.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,533,333.34
    10. Collateral Default Amount treated as Available Principal Collections:      $    258,045.94
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Applied to other amounts owed to Collateral Interest Holder:               $          0.00
    14. Balance:                                                                   $  9,378,113.84

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5943%
        b. Prior Monthly Period:                                                            7.4980%
        c. Second Prior Monthly Period:                                                     7.5943%

    2.  Three Month Average Base Rate:                                                      7.5622%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3514%
        b. Prior Monthly Period:                                                           19.5321%
        c. Second Prior Monthly Period:                                                    18.6778%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1871%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2003-2 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested / Transferor Amount               1,842,256,516.26   1,100,000,000.00       742,256,516.26
Beginning Adjusted Invested Amount                                N/A   1,100,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 35,649,611.82      21,286,163.28        14,363,448.54
Collections of Principal Receivables                   495,871,320.93     296,081,706.43       199,789,614.50
Defaulted Amount                                         5,439,208.31       3,247,717.72         2,191,490.59

Ending Invested / Transferor Amounts                 1,771,925,850.54   1,100,000,000.00       671,925,850.54

                                                         CLASS A             CLASS B       COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00               0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00               0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00               0.00
Reserve Account Deposit                                          0.00               0.00                 0.00               0.00
Reserve Draw Amount                                              0.00               0.00                 0.00               0.00
Reserve Account Surplus                                          0.00               0.00                 0.00               0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00               0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.4300%            5.6900%              5.8200%
                                                         4,106,437.50         417,266.67           506,825.00       5,030,529.17
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00               0.00
Additional Interest Due                                          0.00               0.00                 0.00               0.00
Total Interest Due                                       4,106,437.50         417,266.67           506,825.00       5,030,529.17
Investor Default Amount                                  2,679,367.12         259,817.42           308,533.18       3,247,717.72
Investor Monthly Fees Due                                1,512,500.00         146,666.67           174,166.67       1,833,333.34
Investor Additional Amounts Due                                  0.00               0.00                 0.00               0.00
                                                       --------------      -------------       --------------   ----------------
Total Due                                                8,298,304.62         823,750.76           989,524.85      10,111,580.23
                                                       --------------      -------------       --------------   ----------------
Reallocated Investor Finance Charge Collections                                                                    21,324,542.44
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                          19.3491%
Base Rate                                                                                                                 7.5918%
Excess Spread Percentage                                                                                                 12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         907,500,000.00      88,000,000.00       104,500,000.00   1,100,000,000.00
Interest Distributions                                   4,106,437.50         417,266.67           506,825.00       5,030,529.17
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00               0.00
Principal Distributions                                          0.00               0.00                 0.00               0.00
                                                       --------------      -------------       --------------   ----------------
Total Distributions                                      4,106,437.50         417,266.67           506,825.00       5,030,529.17
                                                       --------------      -------------       --------------   ----------------
Ending Certificates Balance                            907,500,000.00      88,000,000.00       104,500,000.00   1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.53
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.53
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.74
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.74
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $    506,825.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    506,825.00

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 17,592,747.51
        a. Class A Monthly Interest:                                               $  4,106,437.50
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  2,679,367.12
        e. Excess Spread:                                                          $ 10,806,942.89

    2.  Class B Available Funds:                                                   $  1,705,963.40
        a. Class B Monthly Interest:                                               $    417,266.67
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $  1,288,696.73

    3.  Collateral Available Funds:                                                $  2,025,831.53
        a. Excess Spread:                                                          $  2,025,831.53

    4.  Total Excess Spread:                                                       $ 14,121,471.15

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2003-2 Allocable Principal Collections:                             $495,871,320.93

    3.  Principal Allocation Percentage of Series 2003-2 Allocable Principal
        Collections:                                                               $296,081,706.43
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $296,081,706.43
    6.  Shared Principal Collections from other Series allocated to Series
        2003-2:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  3,247,717.72
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $299,329,424.15

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $104,500,000.00
    2.  Required Collateral Invested Amount:                                       $104,500,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $299,329,424.15

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2003-2.

    1.  Excess Spread:                                                             $ 14,121,471.15
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    259,817.42
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    506,825.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,833,333.34
    10. Collateral Default Amount treated as Available Principal Collections:      $    308,533.18
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Applied to other amounts owed to Collateral Interest Holder:               $          0.00
    14. Balance:                                                                   $ 11,212,962.21

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5918%
        b. Prior Monthly Period:                                                            7.4955%
        c. Second Prior Monthly Period:                                                     7.5918%

    2.  Three Month Average Base Rate:                                                      7.5597%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3491%
        b. Prior Monthly Period:                                                           19.5295%
        c. Second Prior Monthly Period:                                                    18.6755%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1847%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2003-3 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,256,083,988.36     750,000,000.00        506,083,988.36
Beginning Adjusted Invested Amount                                N/A     750,000,000.00                   N/A
Floating Allocation Percentage                                    N/A            59.7094%              40.2906%
Principal Allocation Percentage                                   N/A            59.7094%              40.2906%
Collections of Finance Chg. Receivables                 24,306,553.52      14,513,293.15          9,793,260.37
Collections of Principal Receivables                   338,094,082.45     201,873,890.75        136,220,191.70
Defaulted Amount                                         3,708,551.12       2,214,352.99          1,494,198.13

Ending Invested / Transferor Amounts                 1,208,131,261.74     750,000,000.00        458,131,261.74

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.4300%           5.6700%               5.8200%
                                                          2,799,843.75        283,500.00            345,562.50    3,428,906.25
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        2,799,843.75        283,500.00            345,562.50    3,428,906.25
Investor Default Amount                                   1,826,841.22        177,148.24            210,363.53    2,214,352.99
Investor Monthly Fees Due                                 1,031,250.00        100,000.00            118,750.00    1,250,000.00
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                        --------------     -------------         -------------  --------------
Total Due                                                 5,657,934.97        560,648.24            674,676.03    6,893,259.24
                                                        --------------     -------------         -------------  --------------

Reallocated Investor Finance Charge Collections                                                                  14,538,460.74
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.3475%
Base Rate                                                                                                               7.5902%
Excess Spread Percentage                                                                                               12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          618,750,000.00     60,000,000.00         71,250,000.00  750,000,000.00
Interest Distributions                                    2,799,843.75        283,500.00            345,562.50    3,428,906.25
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
Total Distributions                                       2,799,843.75        283,500.00            345,562.50    3,428,906.25
                                                        --------------     -------------         -------------  --------------
Ending Certificates Balance                             618,750,000.00     60,000,000.00         71,250,000.00  750,000,000.00
                                                        --------------     -------------         -------------  --------------

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.53
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.53
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution                            $          0.00
        Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.72
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.72
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution                            $          0.00
        Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $    345,562.50
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    345,562.50

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 11,994,230.11
        a. Class A Monthly Interest:                                               $  2,799,843.75
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,826,841.22
        e. Excess Spread:                                                          $  7,367,545.14

    2.  Class B Available Funds:                                                   $  1,163,076.86
        a. Class B Monthly Interest:                                               $    283,500.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    879,576.86

    3.  Collateral Available Funds:                                                $  1,381,153.77
        a. Excess Spread:                                                          $  1,381,153.77

    4.  Total Excess Spread:                                                       $  9,628,275.77

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2003-3 Allocable Principal Collections:                             $338,094,082.45

    3.  Principal Allocation Percentage of Series 2003-3 Allocable Principal
        Collections:                                                               $201,873,890.75
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $201,873,890.75
    6.  Shared Principal Collections from other Series allocated to Series
        2003-3:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,214,352.99
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $204,088,243.74

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 71,250,000.00
    2.  Required Collateral Invested Amount:                                       $ 71,250,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $204,088,243.74

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2003-3.

    1.  Excess Spread:                                                             $  9,628,275.77
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    177,148.24
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    345,562.50
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,250,000.00
    10. Collateral Default Amount treated as Available Principal Collections:      $    210,363.53
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Applied to other amounts owed to Collateral Interest Holder:               $          0.00
    14. Balance:                                                                   $  7,645,201.50

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5902%
        b. Prior Monthly Period:                                                            7.4939%
        c. Second Prior Monthly Period:                                                     7.5902%

    2.  Three Month Average Base Rate:                                                      7.5581%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3475%
        b. Prior Monthly Period:                                                           19.5278%
        c. Second Prior Monthly Period:                                                    18.6739%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1831%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2004-1 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                 1,339,822,920.91    800,000,000.00        539,822,920.91
Beginning Adjusted Invested Amount                                 N/A    800,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%               40.2906%
Principal Allocation Percentage                                    N/A           59.7094%               40.2906%
Collections of Finance Chg. Receivables                  25,926,990.42     15,480,846.02          10,446,144.40
Collections of Principal Receivables                    360,633,687.95    215,332,150.14         145,301,537.81
Defaulted Amount                                          3,955,787.86      2,361,976.53           1,593,811.33

Ending Invested / Transferor Amounts                  1,288,673,345.85    800,000,000.00         488,673,345.85

                                                         CLASS A            CLASS B        COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.4000%           5.5700%               5.8700%
                                                          3,006,000.00        278,500.00            352,200.00    3,636,700.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        3,006,000.00        278,500.00            352,200.00    3,636,700.00
Investor Default Amount                                   1,972,250.40        177,148.24            212,577.89    2,361,976.53
Investor Monthly Fees Due                                 1,113,333.33        100,000.00            120,000.00    1,333,333.33
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                        --------------     -------------         -------------  --------------
Total Due                                                 6,091,583.73        555,648.24            684,777.89    7,332,009.86
                                                        --------------     -------------         -------------  --------------

Reallocated Investor Finance Charge Collections                                                                  15,486,891.46
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.3169%
Base Rate                                                                                                               7.5586%
Excess Spread Percentage                                                                                               12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          668,000,000.00     60,000,000.00         72,000,000.00  800,000,000.00
Interest Distributions                                    3,006,000.00        278,500.00            352,200.00    3,636,700.00
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                        --------------     -------------         -------------  --------------
Total Distributions                                       3,006,000.00        278,500.00            352,200.00    3,636,700.00
                                                        --------------     -------------         -------------  --------------
Ending Certificates Balance                             668,000,000.00     60,000,000.00         72,000,000.00  800,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.50
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.50
    3.  Amount of the distribution in respect of Class A Outstanding
        Monthly Interest:                                                          $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution                            $          0.00
        Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.64
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.64
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  8,507,081.60
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    352,200.00
    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00

    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  8,154,881.60

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 12,931,554.37

        a. Class A Monthly Interest:                                               $  3,006,000.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,972,250.40
        e. Excess Spread:                                                          $  7,953,303.97

    2.  Class B Available Funds:                                                   $  1,161,516.86

        a. Class B Monthly Interest:                                               $    278,500.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    883,016.86

    3.  Collateral Available Funds:                                                $  1,393,820.23
        a. Excess Spread:                                                          $  1,393,820.23

    4.  Total Excess Spread:                                                       $ 10,230,141.06

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2004-1 Allocable Principal Collections:                             $360,633,687.95
    3.  Principal Allocation Percentage of Series 2004-1 Allocable Principal
        Collections:                                                               $215,332,150.14
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $215,332,150.14
    6.  Shared Principal Collections from other Series allocated to
        Series 2004-1:                                                             $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,361,976.53
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $217,694,126.67

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 72,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 72,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $217,694,126.67

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N.  Application of Excess Spread and Excess Finance Charge Collections

    Allocated to Series 2004-1.

    1.  Excess Spread:                                                             $ 10,230,141.06
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    177,148.24
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    352,200.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,333,333.33
    10. Collateral Default Amount treated as Available Principal Collections:      $    212,577.89
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  8,154,881.60

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5586%
        b. Prior Monthly Period:                                                            7.4623%
        c. Second Prior Monthly Period:                                                     7.5586%

    2.  Three Month Average Base Rate:                                                      7.5265%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3169%
        b. Prior Monthly Period:                                                           19.4940%
        c. Second Prior Monthly Period:                                                    18.6433%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1514%

    5.  Is the 3 month average series adjusted portfolio yield more than
        the 3 month average base rate:                                                         Yes

SERIES 2004-2 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR / TRANSFEROR ALLOCATIONS
Beginning Invested / Transferor Amount                  669,911,460.46    400,000,000.00        269,911,460.46
Beginning Adjusted Invested Amount                                 N/A    400,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  12,963,495.21      7,740,423.01          5,223,072.20
Collections of Principal Receivables                    180,316,843.97    107,666,075.06         72,650,768.91
Defaulted Amount                                          1,977,893.93      1,180,988.26            796,905.67

Ending Invested / Transferor Amounts                    644,336,672.93    400,000,000.00        244,336,672.93

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                 0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                 0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                 0.00            0.00
Reserve Account Deposit                                           0.00              0.00                 0.00            0.00
Reserve Draw Amount                                               0.00              0.00                 0.00            0.00
Reserve Account Surplus                                           0.00              0.00                 0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                 0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.4900%           5.6900%               5.9900%
                                                          1,528,050.00        142,250.00            179,700.00    1,850,000.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        1,528,050.00        142,250.00            179,700.00    1,850,000.00
Investor Default Amount                                     986,125.20         88,574.12            106,288.94    1,180,988.26
Investor Monthly Fees Due                                   556,666.67         50,000.00             60,000.00      666,666.67
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                        --------------    --------------        --------------  --------------
Total Due                                                 3,070,841.87        280,824.12            345,988.94    3,697,654.93
                                                        --------------    --------------        --------------  --------------
Reallocated Investor Finance Charge Collections                                                                   7,775,095.73
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.4101%
Base Rate                                                                                                               7.6549%
Excess Spread Percentage                                                                                               12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          334,000,000.00     30,000,000.00         36,000,000.00  400,000,000.00
Interest Distributions                                    1,528,050.00        142,250.00            179,700.00    1,850,000.00
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                        --------------    --------------        --------------  --------------
Total Distributions                                       1,528,050.00        142,250.00            179,700.00    1,850,000.00
                                                        --------------    --------------        --------------  --------------
Ending Certificates Balance                             334,000,000.00     30,000,000.00         36,000,000.00  400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.58
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.58
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.74
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.74
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  4,257,140.80
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    179,700.00

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  4,077,440.80

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  6,492,204.93
        a. Class A Monthly Interest:                                               $  1,528,050.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $    986,125.20
        e. Excess Spread:                                                          $  3,978,029.73

    2.  Class B Available Funds:                                                   $    583,132.18
        a. Class B Monthly Interest:                                               $    142,250.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    440,882.18

    3.  Collateral Available Funds:                                                $    699,758.62
        a. Excess Spread:                                                          $    699,758.62

    4.  Total Excess Spread:                                                       $  5,118,670.53

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2004-2 Allocable Principal Collections:                             $180,316,843.97
    3.  Principal Allocation Percentage of Series 2004-2 Allocable Principal
        Collections:                                                               $107,666,075.06
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $107,666,075.06
    6.  Shared Principal Collections from other Series allocated to Series
        2004-2:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,180,988.26
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $108,847,063.32

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 36,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 36,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $108,847,063.32

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.

    1.  Excess Spread:                                                             $  5,118,670.53
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $     88,574.12
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    179,700.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $    666,666.67
    10. Collateral Default Amount treated as Available Principal Collections:      $    106,288.94
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  4,077,440.80

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.6549%
        b. Prior Monthly Period:                                                            7.5585%
        c. Second Prior Monthly Period:                                                     7.6549%

    2.  Three Month Average Base Rate:                                                      7.6228%

    3.  Series Adjusted Portfolio Yield:

        a. Current Monthly Period:                                                         19.4101%
        b. Prior Monthly Period:                                                           19.5967%
        c. Second Prior Monthly Period:                                                    18.7364%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.2477%

    5.  Is the 3 month average series adjusted portfolio yield more than
        the 3 month average base rate:                                                         Yes

SERIES 2004-3 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,004,867,190.69     600,000,000.00       404,867,190.69
Beginning Adjusted Invested Amount                                N/A     600,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 19,445,242.81      11,610,634.51         7,834,608.30
Collections of Principal Receivables                   270,475,265.96     161,499,112.60       108,976,153.36
Defaulted Amount                                         2,966,840.90       1,771,482.40         1,195,358.50

Ending Invested / Transferor Amounts                   966,505,009.39     600,000,000.00       366,505,009.39

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00             0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00             0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00             0.00
Reserve Account Deposit                                          0.00               0.00                 0.00             0.00
Reserve Draw Amount                                              0.00               0.00                 0.00             0.00
Reserve Account Surplus                                          0.00               0.00                 0.00             0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00             0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    4.3500%            4.5500%              5.7900%
                                                         1,892,250.00         113,750.00           231,600.00     2,237,600.00
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00             0.00
Additional Interest Due                                          0.00               0.00                 0.00             0.00
Total Interest Due                                       1,892,250.00         113,750.00           231,600.00     2,237,600.00
Investor Default Amount                                  1,541,189.69          88,574.12           141,718.59     1,771,482.40
Investor Monthly Fees Due                                  870,000.00          50,000.00            80,000.00     1,000,000.00
Investor Additional Amounts Due                                  0.00               0.00                 0.00             0.00
                                                     ----------------     --------------       --------------   --------------
Total Due                                                4,303,439.69         252,324.12           453,318.59     5,009,082.40
                                                     ----------------     --------------       --------------   --------------
Reallocated Investor Finance Charge Collections                                                                  11,404,543.61
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        18.9036%
Base Rate                                                                                                               6.5651%
Excess Spread Percentage                                                                                               12.7909%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         522,000,000.00      30,000,000.00        48,000,000.00   600,000,000.00
Interest Distributions                                   1,892,250.00         113,750.00           231,600.00     2,237,600.00
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00             0.00
Principal Distributions                                          0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      1,892,250.00         113,750.00           231,600.00     2,237,600.00
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            522,000,000.00      30,000,000.00        48,000,000.00   600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          3.63
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          3.63
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          3.79
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          3.79
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  6,627,061.21
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    231,600.00

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  6,395,461.21

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  9,921,952.94
        a. Class A Monthly Interest:                                               $  1,892,250.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,541,189.69
        e. Excess Spread:                                                          $  6,488,513.25

    2.  Class B Available Funds:                                                   $    570,227.18
        a. Class B Monthly Interest:                                               $    113,750.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    456,477.18

    3.  Collateral Available Funds:                                                $    912,363.49
        a. Excess Spread:                                                          $    912,363.49

    4.  Total Excess Spread:                                                       $  7,857,353.92

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2004-3 Allocable Principal Collections:                             $270,475,265.96
    3.  Principal Allocation Percentage of Series 2004-3 Allocable Principal
        Collections:                                                               $161,499,112.60
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $161,499,112.60
    6.  Shared Principal Collections from other Series allocated to Series
        2004-3:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,771,482.40
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $163,270,595.00

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 48,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 48,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $163,270,595.00

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral
        Invested Amount:                                                           $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-3.

    1.  Excess Spread:                                                             $  7,857,353.92
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $     88,574.12
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    231,600.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,000,000.00
    10. Collateral Default Amount treated as Available Principal Collections:      $    141,718.59
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  6,395,461.21

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          6.5651%
        b. Prior Monthly Period:                                                            6.1866%
        c. Second Prior Monthly Period:                                                     6.5651%

    2.  Three Month Average Base Rate:                                                      6.4390%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         18.9036%
        b. Prior Monthly Period:                                                           19.0817%
        c. Second Prior Monthly Period:                                                    18.2300%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               18.7384%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2004-4 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,842,256,516.26   1,100,000,000.00       742,256,516.26
Beginning Adjusted Invested Amount                                N/A   1,100,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 35,649,611.82      21,286,163.28        14,363,448.54
Collections of Principal Receivables                   495,871,320.93     296,081,706.43       199,789,614.50
Defaulted Amount                                         5,439,208.31       3,247,717.72         2,191,490.59

Ending Invested / Transferor Amounts                 1,771,925,850.54   1,100,000,000.00       671,925,850.54

                                                         CLASS A             CLASS B       COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00               0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00               0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00               0.00
Reserve Account Deposit                                          0.00               0.00                 0.00               0.00
Reserve Draw Amount                                              0.00               0.00                 0.00               0.00
Reserve Account Surplus                                          0.00               0.00                 0.00               0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00               0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.4100%            5.6000%              5.7900%
                                                         4,140,904.17         385,000.00           477,675.00       5,003,579.17
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00               0.00
Additional Interest Due                                          0.00               0.00                 0.00               0.00
Total Interest Due                                       4,140,904.17         385,000.00           477,675.00       5,003,579.17
Investor Default Amount                                  2,711,844.30         243,578.83           292,294.59       3,247,717.72
Investor Monthly Fees Due                                1,530,833.33         137,500.00           165,000.00       1,833,333.33
Investor Additional Amounts Due                                  0.00               0.00                 0.00               0.00
                                                       --------------      -------------        -------------   ----------------
Total Due                                                8,383,581.80         766,078.83           934,969.59      10,084,630.22
                                                       --------------      -------------        -------------   ----------------
Reallocated Investor Finance Charge Collections                                                                    21,297,592.43
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                          19.3202%
Base Rate                                                                                                                 7.5620%
Excess Spread Percentage                                                                                                 12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         918,500,000.00      82,500,000.00        99,000,000.00   1,100,000,000.00
Interest Distributions                                   4,140,904.17         385,000.00           477,675.00       5,003,579.17
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00               0.00
Principal Distributions                                          0.00               0.00                 0.00               0.00
                                                       --------------      -------------        -------------   ----------------
Total Distributions                                      4,140,904.17         385,000.00           477,675.00       5,003,579.17
                                                       --------------      -------------        -------------   ----------------
Ending Certificates Balance                            918,500,000.00      82,500,000.00        99,000,000.00   1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.51
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.51
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.67
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.67
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $ 11,690,637.21
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    477,675.00

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $ 11,212,962.21

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 17,783,489.68
        a. Class A Monthly Interest:                                               $  4,140,904.17
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  2,711,844.30
        e. Excess Spread:                                                          $ 10,930,741.21

    2.  Class B Available Funds:                                                   $  1,597,319.43
        a. Class B Monthly Interest:                                               $    385,000.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $  1,212,319.43

    3.  Collateral Available Funds:                                                $  1,916,783.32
        a. Excess Spread:                                                          $  1,916,783.32

    4.  Total Excess Spread:                                                       $ 14,059,843.96

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2004-4 Allocable Principal Collections:                             $495,871,320.93
    3.  Principal Allocation Percentage of Series 2004-4 Allocable Principal
        Collections:                                                               $296,081,706.43
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $296,081,706.43
    6.  Shared Principal Collections from other Series allocated to Series
        2004-4:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  3,247,717.72
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $299,329,424.15

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 99,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 99,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $299,329,424.15

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-4.

    1.  Excess Spread:                                                             $ 14,059,843.96
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    243,578.83
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    477,675.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,833,333.33
    10. Collateral Default Amount treated as Available Principal Collections:      $    292,294.59
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $ 11,212,962.21

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5620%
        b. Prior Monthly Period:                                                            7.4657%
        c. Second Prior Monthly Period:                                                     7.5620%

    2.  Three Month Average Base Rate:                                                      7.5299%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3202%
        b. Prior Monthly Period:                                                           19.4977%
        c. Second Prior Monthly Period:                                                    18.6466%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1549%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2004-5 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,674,778,651.14   1,000,000,000.00       674,778,651.14
Beginning Adjusted Invested Amount                                N/A   1,000,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 32,408,738.02      19,351,057.53        13,057,680.49
Collections of Principal Receivables                   450,792,109.93     269,165,187.66       181,626,922.27
Defaulted Amount                                         4,944,734.83       2,952,470.66         1,992,264.17

Ending Invested / Transferor Amounts                 1,610,841,682.31   1,000,000,000.00       610,841,682.31

                                                         CLASS A             CLASS B       COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00               0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00               0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00               0.00
Reserve Account Deposit                                          0.00               0.00                 0.00               0.00
Reserve Draw Amount                                              0.00               0.00                 0.00               0.00
Reserve Account Surplus                                          0.00               0.00                 0.00               0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00               0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.4100%            5.5700%              5.7800%
                                                         3,764,458.33         348,125.00           433,500.00       4,546,083.33
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00               0.00
Additional Interest Due                                          0.00               0.00                 0.00               0.00
Total Interest Due                                       3,764,458.33         348,125.00           433,500.00       4,546,083.33
Investor Default Amount                                  2,465,313.00         221,435.30           265,722.36       2,952,470.66
Investor Monthly Fees Due                                1,391,666.67         125,000.00           150,000.00       1,666,666.67
Investor Additional Amounts Due                                  0.00               0.00                 0.00               0.00
                                                       --------------      -------------        -------------   ----------------
Total Due                                                7,621,438.00         694,560.30           849,222.36       9,165,220.66
                                                       --------------      -------------        -------------   ----------------
Reallocated Investor Finance Charge Collections                                                                    19,358,822.67
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                          19.3172%
Base Rate                                                                                                                 7.5588%
Excess Spread Percentage                                                                                                 12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         835,000,000.00      75,000,000.00        90,000,000.00   1,000,000,000.00
Interest Distributions                                   3,764,458.33         348,125.00           433,500.00       4,546,083.33
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00               0.00
Principal Distributions                                          0.00               0.00                 0.00               0.00
                                                       --------------      -------------        -------------   ----------------
Total Distributions                                      3,764,458.33         348,125.00           433,500.00       4,546,083.33
                                                       --------------      -------------        -------------   ----------------
Ending Certificates Balance                            835,000,000.00      75,000,000.00        90,000,000.00   1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.51
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.51
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.64
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.64
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $ 10,627,102.01
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    433,500.00

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $ 10,193,602.01

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 16,164,616.93
        a. Class A Monthly Interest:                                               $  3,764,458.33
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  2,465,313.00
        e. Excess Spread:                                                          $  9,934,845.60

    2.  Class B Available Funds:                                                   $  1,451,911.70
        a. Class B Monthly Interest:                                               $    348,125.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $  1,103,786.70

    3.  Collateral Available Funds:                                                $  1,742,294.04
        a. Excess Spread:                                                          $  1,742,294.04

    4.  Total Excess Spread:                                                       $ 12,780,926.34

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2004-5 Allocable Principal Collections:                             $450,792,109.93
    3.  Principal Allocation Percentage of Series 2004-5 Allocable Principal
        Collections:                                                               $269,165,187.66
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $269,165,187.66
    6.  Shared Principal Collections from other Series allocated to Series
        2004-5:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,952,470.66
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $272,117,658.32

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 90,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 90,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $272,117,658.32

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-5.

    1.  Excess Spread:                                                             $ 12,780,926.34
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    221,435.30
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    433,500.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,666,666.67
    10. Collateral Default Amount treated as Available Principal Collections:      $    265,722.36
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $ 10,193,602.01

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5588%
        b. Prior Monthly Period:                                                            7.4625%
        c. Second Prior Monthly Period:                                                     7.5588%

    2.  Three Month Average Base Rate:                                                      7.5267%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.3172%
        b. Prior Monthly Period:                                                           19.4943%
        c. Second Prior Monthly Period:                                                    18.6435%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1517%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2005-1 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                 1,004,867,190.69    600,000,000.00        404,867,190.69
Beginning Adjusted Invested Amount                                 N/A    600,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  19,445,242.81     11,610,634.51          7,834,608.30
Collections of Principal Receivables                    270,475,265.96    161,499,112.60        108,976,153.36
Defaulted Amount                                          2,966,840.90      1,771,482.40          1,195,358.50

Ending Invested / Transferor Amounts                    966,505,009.39    600,000,000.00        366,505,009.39

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.3500%           5.4400%               5.6500%
                                                          2,233,625.00        204,000.00            254,250.00    2,691,875.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        2,233,625.00        204,000.00            254,250.00    2,691,875.00
Investor Default Amount                                   1,479,187.80        132,861.18            159,433.42    1,771,482.40
Investor Monthly Fees Due                                   835,000.00         75,000.00             90,000.00    1,000,000.00
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Due                                                 4,547,812.80        411,861.18            503,683.42    5,463,357.40
                                                      ----------------    --------------        --------------  --------------

Reallocated Investor Finance Charge Collections                                                                  11,579,518.60
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.2470%
Base Rate                                                                                                               7.4863%
Excess Spread Percentage                                                                                               12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          501,000,000.00     45,000,000.00         54,000,000.00  600,000,000.00
Interest Distributions                                    2,233,625.00        204,000.00            254,250.00    2,691,875.00
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Distributions                                       2,233,625.00        204,000.00            254,250.00    2,691,875.00
                                                      ----------------    --------------        --------------  --------------
Ending Certificates Balance                             501,000,000.00     45,000,000.00         54,000,000.00  600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.46
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.46
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge- Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.53
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.53
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  6,370,411.19
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    254,250.00
    3.  Amount distributed in respect of Collateral

        Additional Interest:                                                       $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  6,116,161.19

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  9,668,898.03
        a. Class A Monthly Interest:                                               $  2,233,625.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,479,187.80
        e. Excess Spread:                                                          $  5,956,085.23

    2.  Class B Available Funds:                                                   $    868,463.89
        a. Class B Monthly Interest:                                               $    204,000.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    664,463.89

    3.  Collateral Available Funds:                                                $  1,042,156.67
        a. Excess Spread:                                                          $  1,042,156.67

    4.  Total Excess Spread:                                                       $  7,662,705.79

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2005-1 Allocable Principal Collections:                             $270,475,265.96
    3.  Principal Allocation Percentage of Series 2005-1 Allocable Principal
        Collections:                                                               $161,499,112.60
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $161,499,112.60
    6.  Shared Principal Collections from other Series allocated to Series
        2005-1:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,771,482.40
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $163,270,595.00

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 54,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 54,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $163,270,595.00

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-1.

    1.  Excess Spread:                                                             $  7,662,705.79
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated
        as Available Principal Collections:                                        $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    132,861.18
    7.  Reduction of Class B Invested Amount
        treated as Available Principal Collections:                                $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    254,250.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,000,000.00
    10. Collateral Default Amount treated as
        Available Principal Collections:                                           $    159,433.42
    11. Reduction of Collateral Invested Amount
        treated as Available Principal Collections:                                $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  6,116,161.19

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.4863%
        b. Prior Monthly Period:                                                            7.3900%
        c. Second Prior Monthly Period:                                                     7.4863%

    2.  Three Month Average Base Rate:                                                      7.4542%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2470%
        b. Prior Monthly Period:                                                           19.4169%
        c. Second Prior Monthly Period:                                                    18.5733%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.0791%

    5.  Is the 3 month average series adjusted portfolio yield more than the
        3 month average base rate:                                                             Yes

SERIES 2005-2 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,004,867,190.69     600,000,000.00       404,867,190.69
Beginning Adjusted Invested Amount                                N/A     600,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 19,445,242.81      11,610,634.51         7,834,608.30
Collections of Principal Receivables                   270,475,265.96     161,499,112.60       108,976,153.36
Defaulted Amount                                         2,966,840.90       1,771,482.40         1,195,358.50

Ending Invested / Transferor Amounts                   966,505,009.39     600,000,000.00       366,505,009.39

                                                         CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00             0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00             0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00             0.00
Reserve Account Deposit                                          0.00               0.00                 0.00             0.00
Reserve Draw Amount                                              0.00               0.00                 0.00             0.00
Reserve Account Surplus                                          0.00               0.00                 0.00             0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00             0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.4200%            5.6000%              5.8100%
                                                         2,262,850.00         210,000.00           261,450.00     2,734,300.00
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00             0.00
Additional Interest Due                                          0.00               0.00                 0.00             0.00
Total Interest Due                                       2,262,850.00         210,000.00           261,450.00     2,734,300.00
Investor Default Amount                                  1,479,187.80         132,861.18           159,433.42     1,771,482.40
Investor Monthly Fees Due                                  835,000.00          75,000.00            90,000.00     1,000,000.00
Investor Additional Amounts Due                                  0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Due                                                4,577,037.80         417,861.18           510,883.42     5,505,782.40
                                                       --------------      -------------        -------------   --------------
Reallocated Investor Finance Charge Collections                                                                  11,621,943.60
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.3302%
Base Rate                                                                                                               7.5723%
Excess Spread Percentage                                                                                               12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         501,000,000.00      45,000,000.00        54,000,000.00   600,000,000.00
Interest Distributions                                   2,262,850.00         210,000.00           261,450.00     2,734,300.00
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00             0.00
Principal Distributions                                          0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      2,262,850.00         210,000.00           261,450.00     2,734,300.00
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            501,000,000.00      45,000,000.00        54,000,000.00   600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.52
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.52
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.67
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.67
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  6,377,611.20
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    261,450.00
    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00

    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  6,116,161.20

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  9,704,322.91
        a. Class A Monthly Interest:                                               $  2,262,850.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  1,479,187.80
        e. Excess Spread:                                                          $  5,962,285.11

    2.  Class B Available Funds:                                                   $    871,645.77
        a. Class B Monthly Interest:                                               $    210,000.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    661,645.77

    3.  Collateral Available Funds:                                                $  1,045,974.92
        a. Excess Spread:                                                          $  1,045,974.92

    4.  Total Excess Spread:                                                       $  7,669,905.80

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2005-2 Allocable Principal Collections:                             $270,475,265.96
    3.  Principal Allocation Percentage of Series 2005-2 Allocable Principal
        Collections:                                                               $161,499,112.60
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $161,499,112.60
    6.  Shared Principal Collections from other Series allocated to Series
        2005-2:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,771,482.40
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $163,270,595.00

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 54,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 54,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $163,270,595.00

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N.  Application of Excess Spread and Excess Finance Charge Collections

    Allocated to Series 2005-2.

    1.  Excess Spread:                                                             $  7,669,905.80
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    132,861.18
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    261,450.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,000,000.00
    10. Collateral Default Amount treated as Available Principal Collections:      $    159,433.42
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  6,116,161.20

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5723%
        b. Prior Monthly Period:                                                            7.4760%
        c. Second Prior Monthly Period:                                                     7.5723%

    2.  Three Month Average Base Rate:                                                      7.5402%

    3.  Series Adjusted Portfolio Yield:

        a. Current Monthly Period:                                                         19.3302%
        b. Prior Monthly Period:                                                           19.5087%
        c. Second Prior Monthly Period:                                                    18.6566%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1652%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2005-3 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,172,345,055.80     700,000,000.00       472,345,055.80
Beginning Adjusted Invested Amount                                N/A     700,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 22,686,116.61      13,545,740.27         9,140,376.34
Collections of Principal Receivables                   315,554,476.95     188,415,631.36       127,138,845.59
Defaulted Amount                                         3,461,314.38       2,066,729.46         1,394,584.92

Ending Invested / Transferor Amounts                 1,127,589,177.62     700,000,000.00       427,589,177.62

                                                         CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00             0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00             0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00             0.00
Reserve Account Deposit                                          0.00               0.00                 0.00             0.00
Reserve Draw Amount                                              0.00               0.00                 0.00             0.00
Reserve Account Surplus                                          0.00               0.00                 0.00             0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00             0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.3200%            5.4600%              5.5700%
                                                         2,591,283.33         238,875.00           292,425.00     3,122,583.33
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00             0.00
Additional Interest Due                                          0.00               0.00                 0.00             0.00
Total Interest Due                                       2,591,283.33         238,875.00           292,425.00     3,122,583.33
Investor Default Amount                                  1,725,719.10         155,004.71           186,005.65     2,066,729.46
Investor Monthly Fees Due                                  974,166.67          87,500.00           105,000.00     1,166,666.67
Investor Additional Amounts Due                                  0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Due                                                5,291,169.10         481,379.71           583,430.65     6,355,979.46
                                                       --------------      -------------        -------------   --------------
Reallocated Investor Finance Charge Collections                                                                  13,491,500.86
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.2168%
Base Rate                                                                                                               7.4551%
Excess Spread Percentage                                                                                               12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         584,500,000.00      52,500,000.00        63,000,000.00   700,000,000.00
Interest Distributions                                   2,591,283.33         238,875.00           292,425.00     3,122,583.33
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00             0.00
Principal Distributions                                          0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      2,591,283.33         238,875.00           292,425.00     3,122,583.33
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            584,500,000.00      52,500,000.00        63,000,000.00   700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.43
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.43
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.55
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.55

    3.  Amount of the distribution in respect of Class B Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  7,427,946.40
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    292,425.00

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  7,135,521.40

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 11,265,403.22
        a. Class A Monthly Interest:                                               $  2,591,283.33
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  1,725,719.10
        e. Excess Spread:                                                          $  6,948,400.79

    2.  Class B Available Funds:                                                   $  1,011,862.56
        a. Class B Monthly Interest:                                               $    238,875.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    772,987.56

    3.  Collateral Available Funds:                                                $  1,214,235.08
        a. Excess Spread:                                                          $  1,214,235.08

    4.  Total Excess Spread:                                                       $  8,935,623.43

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2005-3 Allocable Principal Collections:                             $315,554,476.95
    3.  Principal Allocation Percentage of Series 2005-3 Allocable Principal
        Collections:                                                               $188,415,631.36
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $188,415,631.36
    6.  Shared Principal Collections from other Series allocated to Series
        2005-3:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,066,729.46
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $190,482,360.82

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 63,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 63,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $190,482,360.82

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-3.

    1.  Excess Spread:                                                             $  8,935,623.43
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    155,004.71
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    292,425.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,166,666.67
    10. Collateral Default Amount treated as Available Principal Collections:      $    186,005.65
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  7,135,521.40

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.4551%
        b. Prior Monthly Period:                                                            7.3588%
        c. Second Prior Monthly Period:                                                     7.4551%

    2.  Three Month Average Base Rate:                                                      7.4230%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2168%
        b. Prior Monthly Period:                                                           19.3837%
        c. Second Prior Monthly Period:                                                    18.5432%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.0479%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2005-4 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                  837,389,325.57     500,000,000.00       337,389,325.57
Beginning Adjusted Invested Amount                                N/A     500,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 16,204,369.01       9,675,528.76         6,528,840.25
Collections of Principal Receivables                   225,396,054.97     134,582,593.84        90,813,461.13
Defaulted Amount                                         2,472,367.41       1,476,235.33           996,132.08

Ending Invested / Transferor Amounts                   805,420,841.16     500,000,000.00       305,420,841.16

                                                         CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00             0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00             0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00             0.00
Reserve Account Deposit                                          0.00               0.00                 0.00             0.00
Reserve Draw Amount                                              0.00               0.00                 0.00             0.00
Reserve Account Surplus                                          0.00               0.00                 0.00             0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00             0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.3900%            5.5700%              5.7400%
                                                         1,875,270.83         174,062.50           215,250.00     2,264,583.33
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00             0.00
Additional Interest Due                                          0.00               0.00                 0.00             0.00
Total Interest Due                                       1,875,270.83         174,062.50           215,250.00     2,264,583.33
Investor Default Amount                                  1,232,656.50         110,717.65           132,861.18     1,476,235.33
Investor Monthly Fees Due                                  695,833.33          62,500.00            75,000.00       833,333.33
Investor Additional Amounts Due                                  0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Due                                                3,803,760.66         347,280.15           423,111.18     4,574,151.99
                                                       --------------      -------------        -------------   --------------
Reallocated Investor Finance Charge Collections                                                                   9,670,952.99
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.2972%
Base Rate                                                                                                               7.5383%
Excess Spread Percentage                                                                                               12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         417,500,000.00      37,500,000.00        45,000,000.00   500,000,000.00
Interest Distributions                                   1,875,270.83         174,062.50           215,250.00     2,264,583.33
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00             0.00
Principal Distributions                                          0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      1,875,270.83         174,062.50           215,250.00     2,264,583.33
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            417,500,000.00      37,500,000.00        45,000,000.00   500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.49
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.49
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.64
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.64
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  5,312,051.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    215,250.00
    3.  Amount distributed in respect of Collateral

        Additional Interest:                                                       $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  5,096,801.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  8,075,245.75
        a. Class A Monthly Interest:                                               $  1,875,270.83
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  1,232,656.50
        e. Excess Spread:                                                          $  4,967,318.42

    2.  Class B Available Funds:                                                   $    725,321.47
        a. Class B Monthly Interest:                                               $    174,062.50
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    551,258.97

    3.  Collateral Available Funds:                                                $    870,385.77
        a. Excess Spread:                                                          $    870,385.77

    4.  Total Excess Spread:                                                       $  6,388,963.16

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2005-4 Allocable Principal Collections:                             $225,396,054.97
    3.  Principal Allocation Percentage of Series 2005-4 Allocable Principal
        Collections:                                                               $134,582,593.84
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $134,582,593.84
    6.  Shared Principal Collections from other Series allocated to Series
        2005-4:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,476,235.33
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $136,058,829.17

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 45,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 45,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $136,058,829.17

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.

    1.  Excess Spread:                                                             $  6,388,963.16
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    110,717.65
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    215,250.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $    833,333.33
    10. Collateral Default Amount treated as Available Principal Collections:      $    132,861.18
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  5,096,801.00

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5383%
        b. Prior Monthly Period:                                                            7.4419%
        c. Second Prior Monthly Period:                                                     7.5383%

    2.  Three Month Average Base Rate:                                                      7.5062%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2972%
        b. Prior Monthly Period:                                                           19.4724%
        c. Second Prior Monthly Period:                                                    18.6236%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1311%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2005-5 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                1,842,256,516.26   1,100,000,000.00       742,256,516.26
Beginning Adjusted Invested Amount                                N/A   1,100,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 35,649,611.82      21,286,163.28        14,363,448.54
Collections of Principal Receivables                   495,871,320.93     296,081,706.43       199,789,614.50
Defaulted Amount                                         5,439,208.31       3,247,717.72         2,191,490.59

Ending Invested / Transferor Amounts                 1,771,925,850.54   1,100,000,000.00       671,925,850.54

                                                         CLASS A             CLASS B       COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00               0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00               0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00               0.00
Reserve Account Deposit                                          0.00               0.00                 0.00               0.00
Reserve Draw Amount                                              0.00               0.00                 0.00               0.00
Reserve Account Surplus                                          0.00               0.00                 0.00               0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00               0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.3600%            5.5000%              5.6400%
                                                         4,102,633.33         378,125.00           465,300.00       4,946,058.33
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00               0.00
Additional Interest Due                                          0.00               0.00                 0.00               0.00
Total Interest Due                                       4,102,633.33         378,125.00           465,300.00       4,946,058.33
Investor Default Amount                                  2,711,844.30         243,578.83           292,294.59       3,247,717.72
Investor Monthly Fees Due                                1,530,833.33         137,500.00           165,000.00       1,833,333.33
Investor Additional Amounts Due                                  0.00               0.00                 0.00               0.00
                                                       --------------      -------------        -------------   ----------------
Total Due                                                8,345,310.96         759,203.83           922,594.59      10,027,109.38
                                                       --------------      -------------        -------------   ----------------
Reallocated Investor Finance Charge Collections                                                                    21,240,071.59
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                          19.2587%
Base Rate                                                                                                                 7.4984%
Excess Spread Percentage                                                                                                 12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         918,500,000.00      82,500,000.00        99,000,000.00   1,100,000,000.00
Interest Distributions                                   4,102,633.33         378,125.00           465,300.00       4,946,058.33
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00               0.00
Principal Distributions                                          0.00               0.00                 0.00               0.00
                                                       --------------      -------------        -------------   ----------------
Total Distributions                                      4,102,633.33         378,125.00           465,300.00       4,946,058.33
                                                       --------------      -------------        -------------   ----------------
Ending Certificates Balance                            918,500,000.00      82,500,000.00        99,000,000.00   1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.47
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.47
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.58
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.58
    3.  Amount of the distribution in

\

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $ 11,678,262.21
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    465,300.00
    3.  Amount distributed in respect of Collateral

        Additional Interest:                                                       $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $ 11,212,962.21

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 17,735,459.78
        a. Class A Monthly Interest:                                               $  4,102,633.33
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  2,711,844.30
        e. Excess Spread:                                                          $ 10,920,982.15

    2.  Class B Available Funds:                                                   $  1,593,005.37
        a. Class B Monthly Interest:                                               $    378,125.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $  1,214,880.37

    3.  Collateral Available Funds:                                                $  1,911,606.44
        a. Excess Spread:                                                          $  1,911,606.44

    4.  Total Excess Spread:                                                       $ 14,047,468.96

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2005-5 Allocable Principal Collections:                             $495,871,320.93
    3.  Principal Allocation Percentage of Series 2005-5 Allocable Principal
        Collections:                                                               $296,081,706.43
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $296,081,706.43
    6.  Shared Principal Collections from other Series allocated to Series
        2005-5:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  3,247,717.72
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $299,329,424.15

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 99,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 99,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $299,329,424.15

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-5.

    1.  Excess Spread:                                                             $ 14,047,468.96
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    243,578.83
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    465,300.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,833,333.33
    10. Collateral Default Amount treated as Available Principal Collections:      $    292,294.59
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $ 11,212,962.21

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.4984%
        b. Prior Monthly Period:                                                            7.4021%
        c. Second Prior Monthly Period:                                                     7.4984%

    2.  Three Month Average Base Rate:                                                      7.4663%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2587%
        b. Prior Monthly Period:                                                           19.4299%
        c. Second Prior Monthly Period:                                                    18.5850%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.0912%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2005-6 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested/Transferor Amount                  1,172,345,055.80    700,000,000.00        472,345,055.80
Beginning Adjusted Invested Amount                                 N/A    700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  22,686,116.61     13,545,740.27          9,140,376.34
Collections of Principal Receivables                    315,554,476.95    188,415,631.36        127,138,845.59
Defaulted Amount                                          3,461,314.38      2,066,729.46          1,394,584.92

Ending Invested / Transferor Amounts                  1,127,589,177.62    700,000,000.00        427,589,177.62

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.3200%           5.4600%               5.5700%
                                                          2,591,283.33        238,875.00            292,425.00    3,122,583.33
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        2,591,283.33        238,875.00            292,425.00    3,122,583.33
Investor Default Amount                                   1,725,719.10        155,004.71            186,005.65    2,066,729.46
Investor Monthly Fees Due                                   974,166.67         87,500.00            105,000.00    1,166,666.67
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Due                                                 5,291,169.10        481,379.71            583,430.65    6,355,979.46
                                                      ----------------    --------------        --------------  --------------

Reallocated Investor Finance Charge Collections                                                                  13,491,500.86
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.2168%
Base Rate                                                                                                               7.4551%
Excess Spread Percentage                                                                                               12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          584,500,000.00     52,500,000.00         63,000,000.00  700,000,000.00
Interest Distributions                                    2,591,283.33        238,875.00            292,425.00    3,122,583.33
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Distributions                                       2,591,283.33        238,875.00            292,425.00    3,122,583.33
                                                      ----------------    --------------        --------------  --------------
Ending Certificates Balance                             584,500,000.00     52,500,000.00         63,000,000.00  700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.43
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.43
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge- Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.55
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.55
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  7,427,946.40
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    292,425.00
    3.  Amount distributed in respect of Collateral

        Additional Interest:                                                       $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  7,135,521.40

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 11,265,403.22
        a. Class A Monthly Interest:                                               $  2,591,283.33
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,725,719.10
        e. Excess Spread:                                                          $  6,948,400.79

    2.  Class B Available Funds:                                                   $  1,011,862.56
        a. Class B Monthly Interest:                                               $    238,875.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    772,987.56

    3.  Collateral Available Funds:                                                $  1,214,235.08
        a. Excess Spread:                                                          $  1,214,235.08

    4.  Total Excess Spread:                                                       $  8,935,623.43

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2005-6 Allocable Principal Collections:                             $315,554,476.95
    3.  Principal Allocation Percentage of Series 2005-6 Allocable Principal
        Collections:                                                               $188,415,631.36
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $188,415,631.36
    6.  Shared Principal Collections from other Series allocated to Series
        2005-6:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,066,729.46
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $190,482,360.82

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 63,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 63,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $190,482,360.82

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-6.

    1.  Excess Spread:                                                             $  8,935,623.43
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    155,004.71
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    292,425.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,166,666.67
    10. Collateral Default Amount treated as Available Principal Collections:      $    186,005.65
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  7,135,521.40

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.4551%
        b. Prior Monthly Period:                                                            7.3588%
        c. Second Prior Monthly Period:                                                     7.4551%

    2.  Three Month Average Base Rate:                                                      7.4230%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2168%
        b. Prior Monthly Period:                                                           19.3837%
        c. Second Prior Monthly Period:                                                    18.5432%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.0479%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2005-7 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested / Transferor Amount               1,172,345,055.80     700,000,000.00       472,345,055.80
Beginning Adjusted Invested Amount                                N/A     700,000,000.00                  N/A
Floating Allocation Percentage                                    N/A            59.7094%             40.2906%
Principal Allocation Percentage                                   N/A            59.7094%             40.2906%
Collections of Finance Chg. Receivables                 22,686,116.61      13,545,740.27         9,140,376.34
Collections of Principal Receivables                   315,554,476.95     188,415,631.36       127,138,845.59
Defaulted Amount                                         3,461,314.38       2,066,729.46         1,394,584.92
Ending Invested / Transferor Amounts                 1,127,589,177.62     700,000,000.00       427,589,177.62

                                                         CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                        0.00               0.00                 0.00             0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00             0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00             0.00
Reserve Account Deposit                                          0.00               0.00                 0.00             0.00
Reserve Draw Amount                                              0.00               0.00                 0.00             0.00
Reserve Account Surplus                                          0.00               0.00                 0.00             0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00             0.00

LIBOR Determination Date                             January 12, 2007   January 12, 2007     January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.3900%            5.5900%              5.7300%
                                                         2,625,379.17         244,562.50           300,825.00     3,170,766.67
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00             0.00
Additional Interest Due                                          0.00               0.00                 0.00             0.00
Total Interest Due                                       2,625,379.17         244,562.50           300,825.00     3,170,766.67
Investor Default Amount                                  1,725,719.10         155,004.71           186,005.65     2,066,729.46
Investor Monthly Fees Due                                  974,166.67          87,500.00           105,000.00     1,166,666.67
Investor Additional Amounts Due                                  0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Due                                                5,325,264.94         487,067.21           591,830.65     6,404,162.80
                                                       --------------      -------------        -------------   --------------
Reallocated Investor Finance Charge Collections                                                                  13,539,684.20
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.2978%
Base Rate                                                                                                               7.5389%
Excess Spread Percentage                                                                                               12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                         584,500,000.00      52,500,000.00        63,000,000.00   700,000,000.00
Interest Distributions                                   2,625,379.17         244,562.50           300,825.00     3,170,766.67
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00             0.00
Principal Distributions                                          0.00               0.00                 0.00             0.00
                                                       --------------      -------------        -------------   --------------
Total Distributions                                      2,625,379.17         244,562.50           300,825.00     3,170,766.67
                                                       --------------      -------------        -------------   --------------
Ending Certificates Balance                            584,500,000.00      52,500,000.00        63,000,000.00   700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.49
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.49
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.66
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.66
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  7,436,346.41
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    300,825.00

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  7,135,521.41

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 11,305,636.31
        a. Class A Monthly Interest:                                               $  2,625,379.17
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,725,719.10
        e. Excess Spread:                                                          $  6,954,538.04

    2.  Class B Available Funds:                                                   $  1,015,476.32
        a. Class B Monthly Interest:                                               $    244,562.50
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    770,913.82

    3.  Collateral Available Funds:                                                $  1,218,571.58
        a. Excess Spread:                                                          $  1,218,571.58

    4.  Total Excess Spread:                                                       $  8,944,023.44

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2005-7 Allocable Principal Collections:                             $315,554,476.95
    3.  Principal Allocation Percentage of Series 2005-7 Allocable Principal
        Collections:                                                               $188,415,631.36
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $188,415,631.36
    6.  Shared Principal Collections from other Series allocated to Series
        2005-7:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,066,729.46
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $190,482,360.82

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 63,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 63,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $190,482,360.82

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-7.

    1.  Excess Spread:                                                             $  8,944,023.44
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    155,004.71
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    300,825.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,166,666.67
    10. Collateral Default Amount treated as Available Principal Collections:      $    186,005.65
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  7,135,521.41

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.5389%
        b. Prior Monthly Period:                                                            7.4426%
        c. Second Prior Monthly Period:                                                     7.5389%

    2.  Three Month Average Base Rate:                                                      7.5068%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2978%
        b. Prior Monthly Period:                                                           19.4730%
        c. Second Prior Monthly Period:                                                    18.6242%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.1317%

    5.  Is the 3 month average series adjusted portfolio yield more than the
        3 month average base rate:                                                             Yes

SERIES 2005-8 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                   837,389,325.57    500,000,000.00        337,389,325.57
Beginning Adjusted Invested Amount                                 N/A    500,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  16,204,369.01      9,675,528.76          6,528,840.25
Collections of Principal Receivables                    225,396,054.97    134,582,593.84         90,813,461.13
Defaulted Amount                                          2,472,367.41      1,476,235.33            996,132.08

Ending Invested / Transferor Amounts                    805,420,841.16    500,000,000.00        305,420,841.16

                                                         CLASS A            CLASS B        COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.3500%           5.4900%               5.6500%
                                                          1,861,354.17        171,562.50            211,875.00    2,244,791.67
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        1,861,354.17        171,562.50            211,875.00    2,244,791.67
Investor Default Amount                                   1,232,656.50        110,717.65            132,861.18    1,476,235.33
Investor Monthly Fees Due                                   695,833.33         62,500.00             75,000.00      833,333.33
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                        --------------     -------------         -------------  --------------
Total Due                                                 3,789,844.00        344,780.15            419,736.18    4,554,360.33
                                                        --------------     -------------         -------------  --------------

Reallocated Investor Finance Charge Collections                                                                   9,651,161.33
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.2506%
Base Rate                                                                                                               7.4901%
Excess Spread Percentage                                                                                               12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          417,500,000.00     37,500,000.00         45,000,000.00  500,000,000.00
Interest Distributions                                    1,861,354.17        171,562.50            211,875.00    2,244,791.67
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                        --------------     -------------         -------------  --------------
Total Distributions                                       1,861,354.17        171,562.50            211,875.00    2,244,791.67
                                                        --------------     -------------         -------------  --------------
Ending Certificates Balance                             417,500,000.00     37,500,000.00         45,000,000.00  500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.46
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.46
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge- Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.58
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.58
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  5,308,676.00
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    211,875.00
    3.  Amount distributed in respect of Collateral

        Additional Interest:                                                       $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  5,096,801.00

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  8,058,719.71

        a. Class A Monthly Interest:                                               $  1,861,354.17
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  1,232,656.50
        e. Excess Spread:                                                          $  4,964,709.04

    2.  Class B Available Funds:                                                   $    723,837.10

        a. Class B Monthly Interest:                                               $    171,562.50
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    552,274.60

    3.  Collateral Available Funds:                                                $    868,604.52
        a. Excess Spread:                                                          $    868,604.52

    4.  Total Excess Spread:                                                       $  6,385,588.16

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2005-8 Allocable Principal Collections:                             $225,396,054.97
    3.  Principal Allocation Percentage of Series 2005-8 Allocable Principal
        Collections:                                                               $134,582,593.84
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $134,582,593.84
    6.  Shared Principal Collections from other Series allocated to Series
        2005-8:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,476,235.33
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $136,058,829.17

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 45,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 45,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $136,058,829.17

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount                                       $          0.00
        over Required Collateral Invested Amount:
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N.  Application of Excess Spread and Excess Finance Charge Collections

    Allocated to Series 2005-8.

    1.  Excess Spread:                                                             $  6,385,588.16
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    110,717.65
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    211,875.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $    833,333.33
    10. Collateral Default Amount treated as Available Principal Collections:      $    132,861.18
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  5,096,801.00

O.  Yield and Base Rate.

    1.  Base Rate:

        a. Current Monthly Period:                                                          7.4901%
        b. Prior Monthly Period:                                                            7.3938%
        c. Second Prior Monthly Period:                                                     7.4901%

    2.  Three Month Average Base Rate:                                                      7.4580%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2506%
        b. Prior Monthly Period:                                                           19.4210%
        c. Second Prior Monthly Period:                                                    18.5770%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.0829%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2006-1 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                 1,674,778,651.14  1,000,000,000.00        674,778,651.14
Beginning Adjusted Invested Amount                                 N/A  1,000,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  32,408,738.02     19,351,057.53         13,057,680.49
Collections of Principal Receivables                    450,792,109.93    269,165,187.66        181,626,922.27
Defaulted Amount                                          4,944,734.83      2,952,470.66          1,992,264.17

Ending Invested / Transferor Amounts                  1,610,841,682.31  1,000,000,000.00        610,841,682.31

                                                         CLASS A            CLASS B        COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00              0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00              0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00              0.00
Reserve Account Deposit                                           0.00              0.00                  0.00              0.00
Reserve Draw Amount                                               0.00              0.00                  0.00              0.00
Reserve Account Surplus                                           0.00              0.00                  0.00              0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00              0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.3500%           5.4600%               5.6000%
                                                          3,722,708.33        341,250.00            420,000.00      4,483,958.33
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00              0.00
Additional Interest Due                                           0.00              0.00                  0.00              0.00
Total Interest Due                                        3,722,708.33        341,250.00            420,000.00      4,483,958.33
Investor Default Amount                                   2,465,313.00        221,435.30            265,722.36      2,952,470.66
Investor Monthly Fees Due                                 1,391,666.67        125,000.00            150,000.00      1,666,666.67
Investor Additional Amounts Due                                   0.00              0.00                  0.00              0.00
                                                      ----------------  ----------------        --------------  ----------------
Total Due                                                 7,579,688.00        687,685.30            835,722.36      9,103,095.66
                                                      ----------------  ----------------        --------------  ----------------

Reallocated Investor Finance Charge Collections                                                                    19,296,697.67
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                          19.2440%
Base Rate                                                                                                                 7.4833%
Excess Spread Percentage                                                                                                 12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST        TOTAL
                                                    ------------------  ----------------  --------------------  ----------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          835,000,000.00     75,000,000.00         90,000,000.00  1,000,000,000.00
Interest Distributions                                    3,722,708.33        341,250.00            420,000.00      4,483,958.33
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00              0.00
Principal Distributions                                           0.00              0.00                  0.00              0.00
                                                      ----------------  ----------------        --------------  ----------------
Total Distributions                                       3,722,708.33        341,250.00            420,000.00      4,483,958.33
                                                      ----------------  ----------------        --------------  ----------------
Ending Certificates Balance                             835,000,000.00     75,000,000.00         90,000,000.00  1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.46
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.46
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge- Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.55
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.55
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $ 10,613,602.01
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    420,000.00
    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00

    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $ 10,193,602.01

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 16,112,742.55
        a. Class A Monthly Interest:                                               $  3,722,708.33
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  2,465,313.00
        e. Excess Spread:                                                          $  9,924,721.22

    2.  Class B Available Funds:                                                   $  1,447,252.33
        a. Class B Monthly Interest:                                               $    341,250.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $  1,106,002.33

    3.  Collateral Available Funds:                                                $  1,736,702.79
        a. Excess Spread:                                                          $  1,736,702.79

    4.  Total Excess Spread:                                                       $ 12,767,426.34

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2006-1 Allocable Principal Collections:                             $450,792,109.93
    3.  Principal Allocation Percentage of Series 2006-1 Allocable Principal
        Collections:                                                               $269,165,187.66
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $269,165,187.66
    6.  Shared Principal Collections from other Series allocated to Series
        2006-1:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,952,470.66
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $272,117,658.32

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 90,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 90,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $272,117,658.32

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1.

    1.  Excess Spread:                                                             $ 12,767,426.34
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    221,435.30
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    420,000.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,666,666.67
    10. Collateral Default Amount treated as Available Principal Collections:      $    265,722.36
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $ 10,193,602.01

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.4833%
        b. Prior Monthly Period:                                                            7.3869%
        c. Second Prior Monthly Period:                                                     7.4833%

    2.  Three Month Average Base Rate:                                                      7.4512%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2440%
        b. Prior Monthly Period:                                                           19.4137%
        c. Second Prior Monthly Period:                                                    18.5704%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.0760%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2006-2 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                   837,389,325.57    500,000,000.00        337,389,325.57
Beginning Adjusted Invested Amount                                 N/A    500,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  16,204,369.01      9,675,528.76          6,528,840.25
Collections of Principal Receivables                    225,396,054.97    134,582,593.84         90,813,461.13
Defaulted Amount                                          2,472,367.41      1,476,235.33            996,132.08

Ending Invested / Transferor Amounts                    805,420,841.16    500,000,000.00        305,420,841.16

                                                         CLASS A            CLASS B        COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.3500%           5.5500%               5.6500%
                                                          1,950,520.83        127,187.50            164,791.67    2,242,500.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        1,950,520.83        127,187.50            164,791.67    2,242,500.00
Investor Default Amount                                   1,291,705.91         81,192.94            103,336.47    1,476,235.33
Investor Monthly Fees Due                                   729,166.67         45,833.33             58,333.33      833,333.33
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                        --------------    --------------        --------------  --------------
Total Due                                                 3,971,393.41        254,213.77            326,461.47    4,552,068.65
                                                        --------------    --------------        --------------  --------------

Reallocated Investor Finance Charge Collections                                                                   9,881,619.66
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.7933%
Base Rate                                                                                                               7.4845%
Excess Spread Percentage                                                                                               12.7909%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          437,500,000.00     27,500,000.00         35,000,000.00  500,000,000.00
Interest Distributions                                    1,950,520.83        127,187.50            164,791.67    2,242,500.00
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                        --------------    --------------        --------------  --------------
Total Distributions                                       1,950,520.83        127,187.50            164,791.67    2,242,500.00
                                                        --------------    --------------        --------------  --------------
Ending Certificates Balance                             437,500,000.00     27,500,000.00         35,000,000.00  500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.46
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.46
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.63
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.63
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  5,494,342.68
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    164,791.67

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  5,329,551.01

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  8,646,417.20
        a. Class A Monthly Interest:                                               $  1,950,520.83
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  1,291,705.91
        e. Excess Spread:                                                          $  5,404,190.46

    2.  Class B Available Funds:                                                   $    543,489.08
        a. Class B Monthly Interest:                                               $    127,187.50
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    416,301.58

    3.  Collateral Available Funds:                                                $    691,713.38
        a. Excess Spread:                                                          $    691,713.38

    4.  Total Excess Spread:                                                       $  6,512,205.42

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2006-2 Allocable Principal Collections:                             $225,396,054.97
    3.  Principal Allocation Percentage of Series 2006-2 Allocable Principal
        Collections:                                                               $134,582,593.84
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $134,582,593.84
    6.  Shared Principal Collections from other Series allocated to Series
        2006-2:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,476,235.32
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $136,058,829.16

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 35,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 35,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $136,058,829.16

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2.

    1.  Excess Spread:                                                             $  6,512,205.42
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $     81,192.94
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    164,791.67
    9.  Applied to unpaid Monthly Servicing Fee:                                   $    833,333.33
    10. Collateral Default Amount treated as Available Principal Collections:      $    103,336.47
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  5,329,551.01

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.4845%
        b. Prior Monthly Period:                                                            7.0167%
        c. Second Prior Monthly Period:                                                     7.4845%

    2.  Three Month Average Base Rate:                                                      7.3286%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.7933%
        b. Prior Monthly Period:                                                           19.9672%
        c. Second Prior Monthly Period:                                                    19.1197%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.6267%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2006-3 CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                 1,004,867,190.69    600,000,000.00        404,867,190.69
Beginning Adjusted Invested Amount                                 N/A    600,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  19,445,242.81     11,610,634.51          7,834,608.30
Collections of Principal Receivables                    270,475,265.96    161,499,112.60        108,976,153.36
Defaulted Amount                                          2,966,840.90      1,771,482.40          1,195,358.50

Ending Invested / Transferor Amounts                    966,505,009.39    600,000,000.00        366,505,009.39

                                                         CLASS A            CLASS B        COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
 Reserve Draw Amount                                              0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                    5.3400%           5.4400%               5.6000%
                                                          2,229,450.00        204,000.00            252,000.00    2,685,450.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        2,229,450.00        204,000.00            252,000.00    2,685,450.00
Investor Default Amount                                   1,479,187.80        132,861.18            159,433.42    1,771,482.40
Investor Monthly Fees Due                                   835,000.00         75,000.00             90,000.00    1,000,000.00
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Due                                                 4,543,637.80        411,861.18            501,433.42    5,456,932.40
                                                      ----------------    --------------        --------------  --------------

Reallocated Investor Finance Charge Collections                                                                  11,573,093.60
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.2343%
Base Rate                                                                                                               7.4733%
Excess Spread Percentage                                                                                               12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          501,000,000.00     45,000,000.00         54,000,000.00  600,000,000.00
Interest Distributions                                    2,229,450.00        204,000.00            252,000.00    2,685,450.00
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Distributions                                       2,229,450.00        204,000.00            252,000.00    2,685,450.00
                                                      ----------------    --------------        --------------  --------------
Ending Certificates Balance                             501,000,000.00     45,000,000.00         54,000,000.00  600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.45
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.45
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge-Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.53
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.53
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  6,368,161.20
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    252,000.00
    3.  Amount distributed in respect of Collateral

        Additional Interest:                                                       $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  6,116,161.20

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $  9,663,533.16
        a. Class A Monthly Interest:                                               $  2,229,450.00
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,479,187.80
        e. Excess Spread:                                                          $  5,954,895.36

    2.  Class B Available Funds:                                                   $    867,982.02
        a. Class B Monthly Interest:                                               $    204,000.00
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    663,982.02

    3.  Collateral Available Funds:                                                $  1,041,578.42
        a. Excess Spread:                                                          $  1,041,578.42

    4.  Total Excess Spread:                                                       $  7,660,455.80

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2006-3 Allocable Principal Collections:                             $270,475,265.96
    3.  Principal Allocation Percentage of Series 2006-3 Allocable Principal
        Collections:                                                               $161,499,112.60
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $161,499,112.60
    6.  Shared Principal Collections from other Series allocated to Series
        2006-3:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  1,771,482.40
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $163,270,595.00

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 54,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 54,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $163,270,595.00

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-3.

    1.  Excess Spread:                                                             $  7,660,455.80
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    132,861.18
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    252,000.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,000,000.00
    10. Collateral Default Amount treated as Available Principal Collections:      $    159,433.42
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  6,116,161.20

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.4733%
        b. Prior Monthly Period:                                                            7.3770%
        c. Second Prior Monthly Period:                                                     7.4733%

    2.  Three Month Average Base Rate:                                                      7.4412%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2343%
        b. Prior Monthly Period:                                                           19.4030%
        c. Second Prior Monthly Period:                                                    18.5607%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.0660%
    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2006-A CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                 1,172,345,055.80    700,000,000.00        472,345,055.80
Beginning Adjusted Invested Amount                                 N/A    700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  22,686,116.61     13,545,740.27          9,140,376.34
Collections of Principal Receivables                    315,554,476.95    188,415,631.36        127,138,845.59
Defaulted Amount                                          3,461,314.38      2,066,729.46          1,394,584.92

Ending Invested / Transferor Amounts                  1,127,589,177.62    700,000,000.00        427,589,177.62

                                                         CLASS A            CLASS B        COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.3100%           5.4300%               5.5500%
                                                          2,586,412.50        237,562.50            291,375.00    3,115,350.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        2,586,412.50        237,562.50            291,375.00    3,115,350.00
Investor Default Amount                                   1,725,719.10        155,004.71            186,005.65    2,066,729.46
Investor Monthly Fees Due                                   974,166.67         87,500.00            105,000.00    1,166,666.67
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Due                                                 5,286,298.27        480,067.21            582,380.65    6,348,746.13
                                                      ----------------    --------------        --------------  --------------

Reallocated Investor Finance Charge Collections                                                                  13,484,267.53
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.2046%
Base Rate                                                                                                               7.4426%
Excess Spread Percentage                                                                                               12.2323%

                                                          CLASS A            CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          584,500,000.00     52,500,000.00         63,000,000.00  700,000,000.00
Interest Distributions                                    2,586,412.50        237,562.50            291,375.00    3,115,350.00
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Distributions                                       2,586,412.50        237,562.50            291,375.00    3,115,350.00
                                                      ----------------    --------------        --------------  --------------
Ending Certificates Balance                             584,500,000.00     52,500,000.00         63,000,000.00  700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.43
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.43
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge- Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.53
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.53
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  7,426,896.40
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    291,375.00

    3.  Amount distributed in respect of Collateral Additional Interest:           $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  7,135,521.40

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 11,259,363.39
        a. Class A Monthly Interest:                                               $  2,586,412.50
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount (Treated as Available Principal
           Collections):                                                           $  1,725,719.10
        e. Excess Spread:                                                          $  6,947,231.79

    2.  Class B Available Funds:                                                   $  1,011,320.06
        a. Class B Monthly Interest:                                               $    237,562.50
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    773,757.56

    3.  Collateral Available Funds:                                                $  1,213,584.08
        a. Excess Spread:                                                          $  1,213,584.08

    4.  Total Excess Spread:                                                       $  8,934,573.43

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%
    2.  Series 2006-A Allocable Principal Collections:                             $315,554,476.95
    3.  Principal Allocation Percentage of Series 2006-A Allocable Principal
        Collections:                                                               $188,415,631.36
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $188,415,631.36
    6.  Shared Principal Collections from other Series allocated to Series
        2006-A:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,066,729.46
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $190,482,360.82

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 63,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 63,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $190,482,360.82

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-A.

    1.  Excess Spread:                                                             $  8,934,573.43
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    155,004.71
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    291,375.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,166,666.67
    10. Collateral Default Amount treated as Available Principal Collections:      $    186,005.65
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  7,135,521.40

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.4426%
        b. Prior Monthly Period:                                                            7.3462%
        c. Second Prior Monthly Period:                                                     7.4426%

    2.  Three Month Average Base Rate:                                                      7.4104%

    3.  Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2046%
        b. Prior Monthly Period:                                                           19.3703%
        c. Second Prior Monthly Period:                                                    18.5310%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.0353%
    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes

SERIES 2006-B CERTIFICATES

                                                                         TOTAL INVESTOR
                                                    SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
                                                    ------------------  ----------------  --------------------
A. INVESTOR/TRANSFEROR ALLOCATIONS
Beginning Invested /Transferor Amount                 1,172,345,055.80    700,000,000.00        472,345,055.80
Beginning Adjusted Invested Amount                                 N/A    700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           59.7094%              40.2906%
Principal Allocation Percentage                                    N/A           59.7094%              40.2906%
Collections of Finance Chg. Receivables                  22,686,116.61     13,545,740.27          9,140,376.34
Collections of Principal Receivables                    315,554,476.95    188,415,631.36        127,138,845.59
Defaulted Amount                                          3,461,314.38      2,066,729.46          1,394,584.92

Ending Invested / Transferor Amounts                  1,127,589,177.62    700,000,000.00        427,589,177.62

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
B. MONTHLY PERIOD FUNDING REQUIREMENTS
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              January 12, 2007  January 12, 2007      January 12, 2007
Coupon January 16, 2007 - February 14, 2007                     5.3600%           5.4700%               5.6100%
                                                          2,610,766.67        239,312.50            294,525.00    3,144,604.17
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        2,610,766.67        239,312.50            294,525.00    3,144,604.17
Investor Default Amount                                   1,725,719.10        155,004.71            186,005.65    2,066,729.46
Investor Monthly Fees Due                                   974,166.67         87,500.00            105,000.00    1,166,666.67
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Due                                                 5,310,652.44        481,817.21            585,530.65    6,378,000.30
                                                      ----------------    --------------        --------------  --------------

Reallocated Investor Finance Charge Collections                                                                  13,513,521.70
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.2538%
Base Rate                                                                                                               7.4934%
Excess Spread Percentage                                                                                               12.2323%

                                                         CLASS A             CLASS B       COLLATERAL INTEREST      TOTAL
                                                    ------------------  ----------------  --------------------  --------------
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS
Beginning Certificates Balance                          584,500,000.00     52,500,000.00         63,000,000.00  700,000,000.00
Interest Distributions                                    2,610,766.67        239,312.50            294,525.00    3,144,604.17
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
                                                      ----------------    --------------        --------------  --------------
Total Distributions                                       2,610,766.67        239,312.50            294,525.00    3,144,604.17
                                                      ----------------    --------------        --------------  --------------
Ending Certificates Balance                             584,500,000.00     52,500,000.00         63,000,000.00  700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.  Total amount of the distribution:                                          $          4.47
    2.  Amount of the distribution in respect of Class A Monthly Interest:         $          4.47
    3.  Amount of the distribution in respect of Class A Outstanding Monthly
        Interest:                                                                  $          0.00
    4.  Amount of the distribution in respect of Class A Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class A Principal:                $          0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.  Total amount of Class A Investor Charge-Offs:                              $          0.00
    2.  Amount of Class A Investor Charge- Offs per $1,000 original certificate
        principal amount:                                                          $          0.00
    3.  Total amount reimbursed in respect of Class A Investor Charge-Offs:        $          0.00
    4.  Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000
        original certificate principal amount:                                     $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class A Certificates exceeds the Class A Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

    1.  The total amount of the distribution:                                      $          4.56
    2.  Amount of the distribution in respect of Class B Monthly Interest:         $          4.56
    3.  Amount of the distribution in

        respect of Class B Outstanding Monthly Interest:                           $          0.00
    4.  Amount of the distribution in respect of Class B Additional Interest:      $          0.00
    5.  Amount of the distribution in respect of Class B Principal:                $          0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.  The amount of reductions in Class B Invested Amount pursuant to clauses
        (c), (d), and (e) of the definition of Class B Invested Amount:            $          0.00
    2.  The amount of reductions in the Class B Invested Amount set forth in
        paragraph 1 above, per $1,000 original certificate principal amount:       $          0.00
    3.  The total amount reimbursed in respect of such reductions in the Class B
        Invested Amount:                                                           $          0.00
    4.  The amount set forth in paragraph 3 above, per $1,000 original
        certificate principal amount:                                              $          0.00
    5.  The amount, if any, by which the outstanding principal balance of the
        Class B Certificates exceeds the Class B Invested Amount after giving
        effect to all transactions on such Distribution Date:                      $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.  Total amount distributed to the Collateral Interest Holder:                $  7,430,046.40
    2.  Amount distributed in respect of Collateral Monthly Interest:              $    294,525.00
    3.  Amount distributed in respect of Collateral

        Additional Interest:                                                       $          0.00
    4.  The amount distributed to the Collateral Interest Holder in respect of
        principal on the Collateral Invested Amount:                               $          0.00
    5.  Amount distributed to the Collateral Interest Holder in respect of
        remaining excess spread:                                                   $  7,135,521.40

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Collateral Invested Amount.

    1.  The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
        Amount:                                                                    $          0.00
    2.  The total amount reimbursed in respect of such reductions in the
        Collateral Invested Amount:                                                $          0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.  Class A Available Funds:                                                   $ 11,283,790.62

        a. Class A Monthly Interest:                                               $  2,610,766.67
        b. Class A Outstanding Monthly Interest:                                   $          0.00
        c. Class A Additional Interest:                                            $          0.00
        d. Class A Investor Default Amount
           (Treated as Available Principal Collections):                           $  1,725,719.10
        e. Excess Spread:                                                          $  6,947,304.85

    2.  Class B Available Funds:                                                   $  1,013,514.13

        a. Class B Monthly Interest:                                               $    239,312.50
        b. Class B Outstanding Monthly Interest:                                   $          0.00
        c. Class B Additional Interest:                                            $          0.00
        d. Excess Spread:                                                          $    774,201.63

    3.  Collateral Available Funds:                                                $  1,216,216.95

        a. Excess Spread:                                                          $  1,216,216.95

    4.  Total Excess Spread:                                                       $  8,937,723.43

K.  Reallocated Principal Collections.

    1.  Principal Allocation Percentage:                                                   59.7094%

    2.  Series 2006-B Allocable Principal Collections:                             $315,554,476.95
    3.  Principal Allocation Percentage of Series 2006-B Allocable Principal
        Collections:                                                               $188,415,631.36
    4.  Reallocated Principal Collections Required to fund the Required Amount:    $          0.00
    5.  Item 3 minus item 4:                                                       $188,415,631.36
    6.  Shared Principal Collections from other Series allocated to Series
        2006-B:                                                                    $          0.00
    7.  Other amounts Treated as Available Principal Collections:                  $  2,066,729.46
    8.  Available Principal Collections (total of 5., 6. & 7.):                    $190,482,360.82

L.  Application of Available Principal Collections during Revolving Period.

    1.  Collateral Invested Amount:                                                $ 63,000,000.00
    2.  Required Collateral Invested Amount:                                       $ 63,000,000.00
    3.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $190,482,360.82

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.  Principal Funding Account:                                                 $          0.00
    2.  Excess of Collateral Invested Amount over Required Collateral Invested
        Amount:                                                                    $          0.00
    3.  Principal Distribution:                                                    $          0.00
    4.  Treated as Shared Principal Collections:                                   $          0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-B.

    1.  Excess Spread:                                                             $  8,937,723.43
    2.  Excess Finance Charge Collections:                                         $          0.00
    3.  Applied to fund Class A Required Amount:                                   $          0.00
    4.  Class A Investor Charge-Offs treated as Available Principal Collections:   $          0.00
    5.  Applied to fund Class B overdue Interest:                                  $          0.00
    6.  Applied to fund Class B Required Amount:                                   $    155,004.71
    7.  Reduction of Class B Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    8.  Applied to Collateral Monthly Interest:                                    $    294,525.00
    9.  Applied to unpaid Monthly Servicing Fee:                                   $  1,166,666.67
    10. Collateral Default Amount treated as Available Principal Collections:      $    186,005.65
    11. Reduction of Collateral Invested Amount treated as Available Principal
        Collections:                                                               $          0.00
    12. Deposited to Reserve Account:                                              $          0.00
    13. Remaining Excess Spread distributed to Collateral Interest Holder:         $  7,135,521.40

O.  Yield and Base Rate.

    1.  Base Rate:
        a. Current Monthly Period:                                                          7.4934%
        b. Prior Monthly Period:                                                            7.3971%
        c. Second Prior Monthly Period:                                                     7.4934%

    2. Three Month Average Base Rate:                                                       7.4613%

    3. Series Adjusted Portfolio Yield:
        a. Current Monthly Period:                                                         19.2538%
        b. Prior Monthly Period:                                                           19.4245%
        c. Second Prior Monthly Period:                                                    18.5802%

    4.  Three Month Average Series Adjusted Portfolio Yield:                               19.0862%

    5.  Is the 3 month average series adjusted portfolio yield more than the 3
        month average base rate:                                                               Yes